UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22027

                                 FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                             Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                               Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

RIGHTS — 0.0%
Brazil — 0.0%
Multiplan Empreendimentos Imobiliarios SA Expires 02/13/2017 BRL 58.50*	408	$577

TOTAL RIGHTS (Cost $ — )		577

COMMON STOCKS — 84.9%
Argentina — 0.5%
Adecoagro SA*	6,500	75,205

Brazil — 53.3%
Alupar Investimento SA	33,500	196,358
Ambev SA, SP ADR	58,200	313,698
B2W Cia Digital*	55,000	209,451
Banco do Brasil SA	43,200	426,502
BB Seguridade Participacoes SA	31,100	275,460
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	63,500	372,605
BR Malls Participacoes SA*	61,000	283,987
BRF SA	6,900	97,355
BRF SA, ADR	9,100	128,583
CCR SA	11,900	58,573
Cosan SA Industria e Comercio	13,700	175,081
CPFL Energia SA	—	4
EcoRodovias Infraestrutura e Logistica SA	131,734	356,603
Energisa SA	43,100	278,616
Hypermarcas SA	96,500	855,947

	Number of Shares	Value

COMMON STOCKS — (Continued)
Brazil — (Continued)
Itau Unibanco Holding SA, SP ADR	97,290	$1,148,995
Klabin SA	28,000	144,305
Linx SA	39,328	225,152
Lojas Renner SA	45,500	344,813
Multiplan Empreendimentos Imobiliarios SA	7,500	148,639
Petroleo Brasileiro SA, SP ADR*	93,200	956,232
Qualicorp SA	12,500	81,757
Telefonica Brasil SA	19,547	236,901
Vale SA, SP ADR	70,600	684,114
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	—	1

		7,999,732

Chile — 6.6%
Colbun SA	1,166,000	224,903
Itau CorpBanca	15,800,000	129,528
Parque Arauco SA	143,439	346,802
SACI Falabella	36,000	291,847

		993,080

Colombia — 0.9%
Grupo de Inversiones Suramericana SA	10,100	135,300

Mexico — 21.0%
Alsea SAB de CV	38,200	110,569
Arca Continental SAB de CV	44,200	237,665
Cemex SAB de CV, SP ADR*	50,300	465,778

See accompanying Notes to the Quarterly Portfolio of Investments.

1

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — (Continued)
Concentradora Fibra Danhos SA de CV, REIT	61,650	$93,006
Gentera SAB de CV	96,800	141,346
Gruma SAB de CV, Class B	23,000	308,865
Grupo Aeroportuario Del Sureste SAB de CV, Class B	24,400	354,285
Grupo Financiero Banorte SAB de CV, Class O	122,800	588,575
PLA Administradora Industrial S de RL de CV REIT	56,600	77,462
Rassini SAB de CV	74,100	273,396
Wal-Mart de Mexico SAB de CV	280,300	495,987

		3,146,934

Peru — 2.6%
Credicorp Ltd.	2,400	392,832

TOTAL COMMON STOCKS (Cost $12,333,139)		12,743,083

PREFERRED STOCKS — 13.3%
Brazil — 12.5%
Cia Energetica de Sao Paulo, Class B	87,600	483,717
Itausa - Investimentos Itau SA	315,700	929,738
Suzano Papel e Celulose SA, Class A	108,000	459,268

		1,872,723

	Number of Shares	Value

PREFERRED STOCKS — (Continued)
Colombia — 0.8%
Bancolombia SA	12,600	$118,816

TOTAL PREFERRED STOCKS (Cost $1,697,707)		1,991,539

REGISTERED INVESTMENT COMPANY — 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%(a)	280,567	$280,567

TOTAL REGISTERED INVESTMENT COMPANY (Cost $280,567)		280,567

TOTAL INVESTMENTS - 100.1% (Cost $14,311,413)**		15,015,766
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(13,256)

NET ASSETS - 100.0%		$15,002,510

See accompanying Notes to the Quarterly Portfolio of Investments.

2

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$14,311,413

Gross unrealized appreciation	$1,488,013
Gross unrealized depreciation	(783,660)

Net unrealized appreciation	$704,353

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 90.0%
Austria — 0.1%
OAS Investments GmbH 8.25%, 10/19/2019(a)(b)	$200,000	$6,500

Brazil — 32.1%
Banco Daycoval SA 5.75%, 03/19/2019	200,000	206,000
Banco do Brasil SA 5.88%, 01/19/2023	700,000	720,440
Banco Santander Brasil SA 4.63%, 02/13/2017	200,000	200,000
BM&FBovespa SA 5.50%, 07/16/2020	1,500,000	1,576,875
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021	500,000	503,600
Cia Brasileira de Aluminio 4.75%, 06/17/2024	200,000	187,500
Embraer SA 5.15%, 06/15/2022	500,000	526,875
Itau Unibanco Holding SA 5.75%, 01/22/2021	200,000	210,640
Itau Unibanco Holding SA 5.65%, 03/19/2022	300,000	311,250
Itau Unibanco Holding SA 5.50%, 08/06/2022	200,000	207,440
Votorantim Cimentos SA 7.25%, 04/05/2041	400,000	389,960

		5,040,580

Canada — 1.9%
St Marys Cement, Inc. 5.75%, 01/28/2027(b)	300,000	293,250

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Cayman Islands — 22.5%
BR Malls International Finance Ltd. 8.50%, 01/29/2049(b)(c)	$400,000	$400,400
Braskem Finance Ltd. 7.00%, 05/07/2020	250,000	272,500
Braskem Finance Ltd. 5.75%, 04/15/2021	200,000	211,000
Cosan Overseas Ltd. 8.25%, 11/29/2049(b)(c)	600,000	601,200
Fibria Overseas Finance Ltd. 5.25%, 05/12/2024	400,000	404,600
Marfrig Overseas Ltd. 9.50%, 05/04/2020(b)	200,000	206,250
Suzano Trading Ltd. 5.88%, 01/23/2021	200,000	211,500
Vale Overseas Ltd. 4.38%, 01/11/2022	500,000	504,375
Vale Overseas Ltd. 6.25%, 08/10/2026	200,000	215,000
Vale Overseas Ltd. 6.88%, 11/10/2039	500,000	514,375

		3,541,200

Chile — 1.3%
Itau CorpBanca 3.88%, 09/22/2019	200,000	205,980

Colombia — 2.8%
Bancolombia SA 5.95%, 06/03/2021	400,000	439,240

Luxembourg — 7.4%
Cosan Luxembourg SA 7.00%, 01/20/2027	400,000	415,520
Klabin Finance SA 5.25%, 07/16/2024	360,000	353,232

See accompanying Notes to the Quarterly Portfolio of Investments.

4

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Luxembourg — (Continued)
Ultrapar International SA 5.25%, 10/06/2026	$400,000	$390,880

		1,159,632

Mexico — 7.9%
Alfa SAB de CV 5.25%, 03/25/2024(b)	500,000	508,150
America Movil SAB de CV 5.00%, 03/30/2020	300,000	319,122
Grupo Bimbo SAB de CV 4.50%, 01/25/2022	400,000	417,963

		1,245,235

Netherlands — 10.7%
Petrobras Global Finance BV 8.38%, 05/23/2021	500,000	557,500
Petrobras Global Finance BV 8.75%, 05/23/2026	1,000,000	1,126,400

		1,683,900

Virgin Islands — 3.3%
Gerdau Trade, Inc. 5.75%, 01/30/2021	500,000	523,750

TOTAL CORPORATE BONDS AND NOTES (Cost $14,055,822)		14,139,267

GOVERNMENT BONDS — 8.0%
Brazilian Government International Bond 5.88%, 01/15/2019	300,000	321,750
Brazilian Government International Bond 7.13%, 01/20/2037	300,000	329,250

	Par Value	Value

GOVERNMENT BONDS — (Continued)
Mexico Government International Bond 4.13%, 01/21/2026	$600,000	$601,800

TOTAL GOVERNMENT BONDS (Cost $1,217,996)		1,252,800

	Contracts

OPTIONS PURCHASED — 0.8%
Put Options — 0.8%
10-Year US Treasury Note Futures Expires 02/24/2017 Strike Price $125	126	124,031
TOTAL OPTIONS PURCHASED (Cost $116,156)		124,031
	Number of Shares

REGISTERED INVESTMENT COMPANY — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%(d)	101,676	101,676
TOTAL REGISTERED INVESTMENT COMPANY (Cost $101,676)		101,676
TOTAL INVESTMENTS - 99.4% (Cost $15,491,650)*		15,617,774
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		98,078

NET ASSETS - 100.0%		$15,715,852

See accompanying Notes to the Quarterly Portfolio of Investments.

5

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

*	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$15,491,650

Gross unrealized appreciation	$391,530
Gross unrealized depreciation	(265,406)

Net unrealized appreciation	$126,124

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Investment with a total aggregate value of $6,500 or 0.04% of net assets was in default as of January 31, 2017.
(b)	This security is callable.
(c)	Security is perpetual. Date shown is next call date.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

See accompanying Notes to the Quarterly Portfolio of Investments.

6

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

7

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

8

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2017, in valuing each Fund’s investments carried at fair value:

	Bradesco Latin American Equity Fund
	Total Value at 01/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Rights	$577	$577	$—	$—
Common Stocks	$12,743,083	$12,743,083	$—	$—
Preferred Stocks	1,991,539	1,991,539	—	—
Registered Investment Company	280,567	280,567	—	—

Total Assets	$15,015,766	$15,015,766	$—	$—

	Bradesco Latin American Hard Currency Bond Fund
	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$14,139,267	$—	$14,139,267	$—
Government Bonds	1,252,800	—	1,252,800	—
Purchased Options on Interest Rate Contracts	124,031	—	124,031	—
Registered Investment Company	101,676	101,676	—	—

Total Assets	$15,617,774	$101,676	$15,516,098	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

9

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

Futures Contracts — The Funds may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Funds must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Funds agree to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of)

10

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

the closing transactions and the Funds’ basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of short futures contracts subjects the Funds to unlimited risk of loss. As of January 31, 2017, the Funds had no open futures contracts.

Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

For the period ended January 31, 2017, the Bradesco Latin American Hard Currency Bond Fund’s quarterly average volume of derivatives was as follows:

Purchased Options (Cost)
$32,551

Options Written — The Funds are subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge the values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all

11

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of January 31, 2017, the Funds had no written options.

The Bradesco Latin American Hard Currency Bond Fund had transactions in options written during the nine month period ended January 31, 2017 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2016	—	$ —
Options Written	133	49,813
Options Closed	(133)	(49,813)
Outstanding, January 31, 2017	—	$ —

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and

12

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.2%
Argentina — 1.5%
Banco Macro SA, ADR	3,810	$286,283
YPF SA, SP ADR	6,812	147,616

		433,899

Brazil — 3.8%
Ambev SA	54,100	295,369
Embraer SA	55,900	319,303
Even Construtora e Incorporadora SA	128,500	183,121
Iochpe Maxion SA	41,000	169,041
Multiplus SA	11,300	127,590

		1,094,424

China — 20.2%
Air China Ltd., Class H	436,000	311,971
China Construction Bank Corp., Class H	1,144,000	848,149
China Mobile, Ltd.	69,668	783,948
China Overseas Land & Investment, Ltd.	172,000	505,070
CIMC Enric Holdings, Ltd.	360,000	200,867
CNOOC, Ltd.	364,000	454,547
Dongfeng Motor Group Co., Ltd., Class H	362,000	383,770
Haitian International Holdings, Ltd.	91,000	185,115
Industrial & Commercial Bank of China, Ltd., Class H	446,000	272,678
NetEase, Inc., ADR	2,427	616,215
Shenzhou International Group Holdings, Ltd.	37,000	228,231
Sinotrans, Ltd., Class H	621,000	258,931
Tencent Holdings Ltd.	29,700	776,518

		5,826,010

	Number of Shares	Value

COMMON STOCKS — (Continued)
Czech Republic — 1.7%
Komercni Banka AS	13,941	$492,990

Greece — 0.5%
JUMBO SA	9,598	134,774

Hungary — 1.3%
OTP Bank PLC	12,531	385,334

India — 7.1%
Coal India, Ltd.	65,501	298,971
HCL Technologies, Ltd.	39,209	469,563
ICICI Bank, Ltd., SP ADR	37,367	289,594
Oil India, Ltd.	106,992	520,264
Reliance Industries Ltd., SP GDR(a)	15,381	476,811

		2,055,203

Indonesia — 2.0%
Bank Mandiri Persero Tbk PT	282,400	230,659
Bank Rakyat Indonesia Persero Tbk PT	408,700	358,877

		589,536

Malaysia — 1.7%
Genting Bhd	129,096	239,121
Malayan Banking Bhd	131,630	244,284

		483,405

Mexico — 5.6%
Cemex SAB de CV, SP ADR*	61,460	569,120
Fibra Uno Administracion Sa de CV, REIT	271,900	389,593
Grupo Financiero Inbursa SAB de CV	216,900	322,435
Ternium SA, SP ADR	14,751	337,208

		1,618,356

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pakistan — 1.5%
Lucky Cement Ltd., GDR	13,472	$429,906

Poland — 1.6%
Bank Handlowy w Warszawie SA	9,039	173,452
Bank Pekao SA	8,879	300,384

		473,836

Russia — 3.9%
Globaltrans Investment PLC, SP GDR	65,568	413,078
Magnit PJSC, SP GDR	9,414	345,580
Novolipetsk Steel PJSC, GDR	12,164	240,404
PhosAgro PJSC, GDR	8,760	134,466

		1,133,528

South Africa — 10.8%
Barclays Africa Group, Ltd.	36,608	431,148
MTN Group, Ltd.	35,525	331,265
Naspers, Ltd.	6,249	995,540
Reunert, Ltd.	48,164	245,288
Sasol, Ltd.	17,438	520,210
Telkom SA SOC, Ltd.	66,383	363,798
Tsogo Sun Holdings, Ltd.	111,323	218,457

		3,105,706

South Korea — 14.0%
Hyundai Department Store Co., Ltd.	1,611	133,272
Hyundai Mobis Co., Ltd.	2,183	454,143
Hyundai Motor Co.	2,687	323,483
LG Chem, Ltd.	1,715	386,726
Samsung Electronics Co., Ltd.	1,134	1,928,680
Samsung Life Insurance Co., Ltd.	3,410	325,823

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Shinhan Financial Group Co., Ltd.	12,298	$486,045

		4,038,172

Taiwan — 10.4%
Asustek Computer, Inc.	24,000	209,758
Chicony Electronics Co., Ltd.	139,148	328,268
Chipbond Technology Corp.	160,000	231,854
CTBC Financial Holding Co., Ltd.	638,919	363,937
Hon Hai Precision Industry Co., Ltd.	208,705	559,701
Novatek Microelectronics Corp.	72,692	257,469
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	29,397	908,661
Teco Electric and Machinery Co., Ltd.	164,000	148,239

		3,007,887

Thailand — 3.8%
Advanced Info Service PCL	64,600	291,791
Bangkok Bank PCL, NVDR	39,100	193,847
Kasikornbank PCL, NVDR	63,670	341,157
PTT Exploration & Production PCL	96,500	268,670

		1,095,465

Turkey — 1.8%
Enka Insaat ve Sanayi As	202,216	307,841

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

COMMON STOCKS — (Continued)
Turkey — (Continued)
Turkcell Iletisim Hizmetleri AS*	67,161	$201,998

		509,839

TOTAL COMMON STOCKS (Cost $24,275,416)		26,908,270

PREFERRED STOCKS — 3.7%
Brazil — 3.7%
Itau Unibanco Holding SA	46,109	544,801
Marcopolo SA	197,200	180,175
Suzano Papel e Celulose SA, Class A	79,400	337,703

		1,062,679

TOTAL PREFERRED STOCKS (Cost $776,812)		1,062,679

EXCHANGE TRADED FUNDS — 2.0%
iShares MSCI Emerging Market Index Fund	15,548	580,562

TOTAL EXCHANGE TRADED FUNDS (Cost $544,585)		580,562

TOTAL INVESTMENTS - 98.9% (Cost $25,596,813)**		28,551,511
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		311,175

NET ASSETS - 100.0%		$28,862,686

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$25,596,813

Gross unrealized appreciation	$4,478,294
Gross unrealized depreciation	(1,523,596)

Net unrealized appreciation	$2,954,698

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2017 this security amounted to $476,811 or 1.7% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Par* Value	Value

CORPORATE BONDS AND NOTES — 24.8%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$2

Cayman Islands — 3.4%
China Evergrande Group Ltd. 8.75%, 10/30/2018	200,000	206,440

Israel — 3.8%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	230,730

Netherlands — 6.2%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	182,866
Petrobras Global Finance BV 4.38%, 05/20/2023	100,000	92,250
Petrobras Global Finance BV 6.88%, 01/20/2040	100,000	89,052
Petrobras Global Finance BV 6.85%, 06/05/2115	10,000	8,403

		372,571

Russia — 5.8%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	150,000	193,125

	Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Russia — (Continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	$150,000	$158,775

		351,900

Venezuela — 5.6%
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	300,000	113,895
Petroleos de Venezuela SA 6.00%, 11/15/2026	100,000	37,965
Petroleos de Venezuela SA 5.38%, 04/12/2027	350,000	132,125
Petroleos de Venezuela SA 5.50%, 04/12/2037	150,000	57,000

		340,985

TOTAL CORPORATE BONDS AND NOTES (Cost $1,660,379)		1,502,628

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

		Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — 66.0%
Argentina — 5.7%
Argentine Republic Government International Bond 7.63%, 04/22/2046(b)	$	190,000	$187,815
Argentine Republic Government International Bond 6.88%, 01/26/2027(b)		160,000	158,400

			346,215

Brazil — 5.2%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2021	BRL	1,000,000	311,463

Colombia — 3.6%
Colombia Government International Bond 10.38%, 01/28/2033		150,000	219,750

Costa Rica — 3.1%
Costa Rica Government International Bond 4.25%, 01/26/2023		200,000	189,500

Croatia — 3.6%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	218,884

Dominican Republic — 3.5%
Dominican Republic International Bond 7.45%, 04/30/2044		200,000	211,000

Egypt — 1.5%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	88,710

	Par* Value		Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Greece — 1.4%
Hellenic Republic Government Bond 3.00%, 02/24/2027(c)	EUR	100,000	$78,323
Hellenic Republic Government Bond 3.00%, 02/24/2035(c)	EUR	10,000	6,497

			84,820

Hungary — 1.2%
Hungary Government International Bond 7.63%, 03/29/2041		50,000	69,688

Lebanon — 0.8%
Lebanon Government International Bond 6.38%, 03/09/2020		50,000	50,802

Mexico — 8.7%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	66,564
Mexican Bonos 10.00%, 11/20/2036	MXN	2,000,000	114,789
Petroleos Mexicanos 6.50%, 06/02/2041		125,000	116,188
Petroleos Mexicanos 5.50%, 06/27/2044		200,000	164,042
Petroleos Mexicanos 5.63%, 01/23/2046		50,000	41,712
Petroleos Mexicanos 6.75%, 09/21/2047		25,000	23,592

			526,887

Mongolia — 3.5%
Mongolia Government International Bond 10.88%, 04/06/2021(b)		200,000	210,932

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Morocco — 3.4%
Morocco Government International Bond 4.25%, 12/11/2022(b)	$200,000	$205,300

Pakistan — 1.6%
Pakistan Government International Bond 7.88%, 03/31/2036	100,000	97,897

Romania — 1.0%
Romanian Government International Bond 6.13%, 01/22/2044	50,000	58,998

Serbia — 0.2%
Republic of Serbia 6.75%, 11/01/2024(c)	9,083	9,175

South Africa — 3.3%
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023	200,000	202,048

Sri Lanka — 3.4%
Sri Lanka Government International Bond 6.00%, 01/14/2019(b)	200,000	206,157

Turkey — 3.4%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)	200,000	204,928

Ukraine — 7.9%
Privatbank CJSC Via UK SPV Credit Finance PLC 10.25%, 01/23/2018	160,000	46,432

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Ukraine — (Continued)
Ukraine Government International Bond 0.00%, 05/31/2040(b)(d)	$50,000	$14,768
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(b)	250,000	239,875
Ukreximbank Via Biz Finance PLC 8.16%, 02/09/2023(b)(d)	210,000	178,542

		479,617

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $4,177,949)		3,992,771

	Number of Shares

COMMON STOCKS — 0.0%
Brazil — 0.0%
OGX Petroleo e Gas SA, SP ADR**	3,188	2,009

TOTAL COMMON STOCKS (Cost $ — )		2,009

TOTAL INVESTMENTS - 90.8% (Cost $5,838,328)***		5,497,408
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.2%		555,317

NET ASSETS - 100.0%		$6,052,725

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

*	Par amount denominated in USD unless otherwise noted.
**	Non-income producing.
***	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost****	$5,838,328

Gross unrealized appreciation	$279,520
Gross unrealized depreciation	(620,440)

Net unrealized depreciation	$(340,920)

****	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Investments with a total aggregate value of $2 or 0.00% of net assets were in default as of January 31, 2017.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2017 these securities amounted to $2,134,208 or 35% of net assets. This security has been determined by the Adviser to be a liquid security.
(c)	Multi-Step Coupon. Rate disclosed is as of January 31, 2017.
(d)	Floating or variable rate security. Rate disclosed is as of January 31, 2017.

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

Forward foreign currency contracts outstanding as of January 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
USD	66,792	EUR	62,709	03/10/17	SSB	$(1,011)

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
SP ADR	Sponsored American Depository Receipt
SSB	State Street Bank
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with the procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2017, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund

	Total Value at 01/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$433,899	$433,899	$—	$—
Brazil	1,094,424	—	1,094,424	—
China	5,826,010	616,215	5,209,795	—
Czech Republic	492,990	—	492,990	—
Greece	134,774	—	134,774	—
Hungary	385,334	—	385,334	—
India	2,055,203	766,405	1,288,798	—
Indonesia	589,536	—	589,536	—
Malaysia	483,405	—	483,405	—
Mexico	1,618,356	1,618,356	—	—
Pakistan	429,906	—	429,906	—
Poland	473,836	—	473,836	—
Russia	1,133,528	547,544	585,984	—
South Africa	3,105,706	—	3,105,706	—
South Korea	4,038,172	—	4,038,172	—
Taiwan	3,007,887	908,661	2,099,226	—
Thailand	1,095,465	—	1,095,465	—
Turkey	509,839	—	509,839	—
Preferred Stocks	1,062,679	—	1,062,679	—
Exchange Traded Funds	580,562	580,562	—	—

Total Investments	$28,551,511	$5,471,642	$23,079,869	$—

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund

Assets	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$1,502,628	$—	$1,502,628	$—
Foreign Government Bonds & Notes	3,992,771	—	3,992,771	—
Common Stocks	2,009	2,009	—	—

Total Assets	$5,497,408	$2,009	$5,495,399	$—

Liabilities	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(1,011)	$—	$(1,011)	$—

Total Liabilities	$(1,011)	$—	$(1,011)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

12

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, The DuPont Capital Emerging Markets Fund had transfers from Level 1 to Level 2 of $2,064,687. There were no transfers between Levels 1, 2, and 3 in the DuPont Capital Emerging Markets Debt Fund.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended January 31, 2017, the DuPont Capital Emerging Markets Debt Fund’s average monthly volume of forward foreign currency contracts was as follows:

Forward Foreign Currency Contracts - Payable (Value At Trade Date)	Forward Foreign Currency Contracts - Receivable (Value At Trade Date)
$(114,468)	$114,468

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

EIC VALUE FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 86.4%
Basic Materials — 2.7%
PPG Industries, Inc.	79,650	$7,965,796

Communications — 8.1%
Cisco Systems, Inc.	194,905	5,987,482
eBay, Inc.*	393,575	12,527,492
Verizon Communications, Inc.	114,450	5,609,194

		24,124,168

Consumer, Cyclical — 11.5%
CVS Health Corp.	60,025	4,730,570
Honda Motor Co. Ltd., SP ADR	235,939	7,012,107
Target Corp.	159,625	10,292,620
Wal-mart Stores, Inc.	187,480	12,512,415

		34,547,712

Consumer, Non-cyclical — 19.8%
Baxter International, Inc.	—	1
Express Scripts Holding Co.*	59,235	4,080,107
GlaxoSmithKline PLC, SP ADR	235,875	9,272,246
Johnson & Johnson	69,135	7,829,539
McKesson Corp.	32,250	4,487,588
Medtronic PLC	105,625	8,029,612
Pepsico, Inc.	107,125	11,117,432
Procter & Gamble Co. (The)	95,370	8,354,412
Whole Foods Market, Inc.	197,515	5,968,903

		59,139,840

Energy — 6.6%
ConocoPhillips	122,775	5,986,509
Diamond Offshore Drilling, Inc.*	205,590	3,367,564

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	123,350	$10,347,832

		19,701,905

Financial — 24.3%
American Express Co.	120,120	9,174,766
Charles Schwab Corp. (The)	120,500	4,969,420
Franklin Resources, Inc.	84,175	3,345,114
PNC Financial Services Group, Inc. (The)	81,900	9,865,674
SunTrust Banks, Inc.	151,980	8,635,504
Torchmark Corp.	77,505	5,699,718
Travelers Cos, Inc. (The)	75,610	8,905,346
US Bancorp	211,050	11,111,782
Wells Fargo & Co.	192,500	10,843,525

		72,550,849

REITs-Diversified — 1.6%
Annaly Capital Management, Inc. REIT	458,485	4,685,717

REITs-Office Property — 1.0%
Mack-Cali Realty Corp. REIT	110,830	3,105,457

Technology — 6.6%
Microsoft Corp.	133,230	8,613,320
QUALCOMM, Inc.	95,000	5,075,850
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	201,210	6,219,401

		19,908,571

Utilities — 4.2%
Exelon Corp.	348,755	12,513,330

TOTAL COMMON STOCKS (Cost $208,811,098)		258,243,345

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 14.0%
Money Market Fund — 14.0%
Dreyfus Institutional Treasury Securities Advantage Fund, Premier Shares 0.08%(a)	41,687,303	$41,687,303

TOTAL SHORT-TERM INVESTMENT (Cost $41,687,303)		41,687,303

TOTAL INVESTMENTS - 100.4% (Cost $250,498,401)**		299,930,648
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(1,117,722)

NET ASSETS - 100.0%		$298,812,926

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$250,498,401

Gross unrealized appreciation	$54,034,703
Gross unrealized depreciation	(4,602,456)

Net unrealized appreciation	$49,432,247

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$258,243,345	$258,243,345	$—	$—
Short-Term Investment	41,687,303	41,687,303	—	—

Total Investments	$299,930,648	$299,930,648	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 73.5%
Applications Software — 3.7%
Microsoft Corp. 1.100%, 08/08/2019	$500,000	$492,589
Microsoft Corp. Callable 11/06/2026 at 100 3.300%, 02/06/2027	750,000	750,178

		1,242,767

Auto-Cars/Light Trucks — 8.9%
Ford Motor Credit Co., LLC 2.021%, 05/03/2019	500,000	495,513
Ford Motor Credit Co., LLC 3.336%, 03/18/2021	500,000	505,042
Ford Motor Credit Co., LLC 3.096%, 05/04/2023	500,000	484,248
General Motors Financial Co., Inc. 2.350%, 10/04/2019	500,000	495,489
General Motors Financial Co., Inc. Callable 06/06/2021 at 100 3.200%, 07/06/2021	500,000	497,634
General Motors Financial Co., Inc. Callable 03/09/2023 at 100 3.700%, 05/09/2023	500,000	496,422

		2,974,348

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co. (The) 1.375%, 05/30/2019	500,000	498,200

Commercial Banks Non-US — 0.8%
Santander UK PLC 3.050%, 08/23/2018	250,000	254,372

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Commercial Banks-Eastern US — 1.3%
CIT Group, Inc. 5.000%, 08/01/2023	$400,000	$417,000

Computers — 4.5%
Apple, Inc. Callable 07/04/2021 at 100 1.550%, 08/04/2021	500,000	483,254
Apple, Inc. Callable 05/04/2026 at 100 2.450%, 08/04/2026	500,000	465,216
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. Callable 03/15/2026 at 100 6.020%, 06/15/2026 (a)	500,000	539,840

		1,488,310

Diversified Banking Institutions — 22.0%
Bank of America Corp. 6.875%, 11/15/2018	250,000	270,974
Barclays PLC 3.200%, 08/10/2021	500,000	497,156
Barclays PLC Callable 01/10/2022 at 100 2.635%, 01/10/2023 (b)	500,000	502,104
Citigroup, Inc. Callable 11/08/2021 at 100 2.021%, 12/08/2021 (b)	500,000	500,010
Citigroup, Inc. Callable 01/10/2027 at 100 3.887%, 01/10/2028 (b)	250,000	249,832

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Credit Suisse Group AG Callable 01/09/2027 at 100 4.282%, 01/09/2028 (a)	$250,000	$248,745
Goldman Sachs Group, Inc. (The) Callable 10/28/2026 at 100 2.789%, 10/28/2027 (b)	1,000,000	1,017,480
Goldman Sachs Group, Inc. (The) Callable 05/10/2020 at 100 5.375%, 12/29/2049 (b)(c)(d)	500,000	511,500
JPMorgan Chase & Co. Callable 01/15/2022 at 100 1.942%, 01/15/2023 (b)	500,000	502,155
JPMorgan Chase & Co. Callable 10/24/2022 at 100 2.273%, 10/24/2023 (b)	500,000	508,565
JPMorgan Chase & Co. Callable 01/01/2026 at 100 3.300%, 04/01/2026	500,000	488,958
Morgan Stanley Callable 10/24/2022 at 100 2.443%, 10/24/2023 (b)	1,000,000	1,011,840
Morgan Stanley Callable 07/15/2020 at 100 5.550%, 12/29/2049 (b)(c)(d)	500,000	513,125

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
UBS AG 2.350%, 03/26/2020	$500,000	$498,981

		7,321,425

Diversified Financial Services — 1.5%
General Electric Co. Callable 12/09/2019 at 100 2.200%, 01/09/2020	500,000	505,790

Electronic Components-Semiconductor — 1.5%
Intel Corp. 2.450%, 07/29/2020	250,000	253,930
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	248,865

		502,795

Enterprise Software/Services — 1.5%
Oracle Corp. 1.602%, 01/15/2019 (b)	500,000	504,371

Finance-Auto Loans — 5.3%
Ally Financial, Inc. 3.250%, 11/05/2018	750,000	755,625
Ally Financial, Inc. 3.750%, 11/18/2019	500,000	508,125
Ally Financial, Inc. 4.250%, 04/15/2021	500,000	505,000

		1,768,750

Finance-Consumer Loans — 1.5%
Synchrony Financial Callable 05/04/2026 at 100 3.700%, 08/04/2026	500,000	484,014

Hotels&Motels — 0.8%
Wyndham Worldwide Corp. 2.950%, 03/01/2017	250,000	250,352

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Life/Health Insurance — 2.0%
Lincoln National Corp. Callable 03/06/2017 at 100 3.399%, 05/17/2066 (b)	$500,000	$427,500
Prudential Financial, Inc. 1.819%, 08/15/2018 (b)	250,000	250,989

		678,489

Multi-line Insurance — 2.2%
Genworth Holdings, Inc. Callable 03/06/2017 at 100 3.042%, 11/15/2066 (b)	475,000	179,312
MetLife, Inc. Callable 06/15/2020 at 100 5.250%, 12/29/2049 (b)(c)	250,000	255,625
MetLife, Inc. Callable 08/01/2034 at 100 10.750%, 08/01/2069 (d)	200,000	309,500

		744,437

Oil Comp-Integrated — 0.7%
Exxon Mobil Corp. Callable 12/01/2025 at 100 3.043%, 03/01/2026	250,000	247,772

Pipelines — 2.2%
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.034%, 01/15/2068 (b)	235,000	244,370

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Pipelines — (Continued)
Phillips 66 Partners LP Callable 07/01/2026 at 100 3.550%, 10/01/2026	$500,000	$485,616

		729,986

Reinsurance — 1.2%
Berkshire Hathaway, Inc. 1.550%, 02/09/2018	400,000	400,856

REITS-Shopping Centers — 1.4%
DDR Corp. 7.500%, 04/01/2017	200,000	201,990
Kimco Realty Corp. Callable 03/01/2021 at 100 3.200%, 05/01/2021	250,000	254,245

		456,235

REITS-Warehouse/Industry — 1.5%
Prologis LP Callable 11/01/2020 at 100 3.350%, 02/01/2021	500,000	514,716

Retail-Discount — 0.7%
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	250,000	249,614

Super-Regional Banks-US — 4.5%
Wells Fargo & Co. Callable 10/31/2022 at 100 2.269%, 10/31/2023 (b)	500,000	505,383
Wells Fargo & Co. Callable 01/24/2022 at 100 2.153%, 01/24/2023 (b)	500,000	502,230

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Super-Regional Banks-US — (Continued)
Wells Fargo & Co. Callable 01/24/2022 at 100 3.069%, 01/24/2023	$500,000	$499,480

		1,507,093

Telephone-Integrated — 2.3%
AT&T, Inc. Callable 01/01/2024 at 100 3.800%, 03/01/2024	500,000	499,700
AT&T, Inc. Callable 12/01/2026 at 100 4.250%, 03/01/2027	250,000	249,840

		749,540

TOTAL CORPORATE BONDS AND NOTES (Cost $24,714,314)		24,491,232

	Par Value	Value

U.S. TREASURY OBLIGATIONS — 15.5%
Sovereign — 15.5%
1.000%, 05/31/2018	$1,400,000	$1,400,055
2.125%, 06/30/2022	475,000	477,579
2.000%, 07/31/2022	750,000	748,711
1.625%, 02/15/2026	1,000,000	933,984
1.500%, 08/15/2026	1,750,000	1,608,906

		5,169,235

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,298,229)		5,169,235

TOTAL INVESTMENTS - 89.0% (Cost $30,012,543)*		29,660,467
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.0%		3,654,403

NET ASSETS - 100.0%		$33,314,870

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$30,012,543

Gross unrealized appreciation	$238,395
Gross unrealized depreciation	(590,471)

Net unrealized depreciation	$(352,076)

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

See accompanying Notes to the Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2017, these securities amounted to $788,585 or 2.4% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Variable or Floating Rate Security. Rate shown is as of January 31, 2017.
(c)	Security is a perpetual bond and has no definite maturity date.
(d)	Fix-to Float Security. Rate shown is as of January 31, 2017.

PLC   Public Limited Company

REIT  Real Estate Investment Trust

Please note that securities are classified according to the Bloomberg Sub-Industry Categories. The Fund’s investment adviser has selected this classification system because they believe that it best reflects the industry and risks associated with each position.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$24,491,232	$—	$24,491,232	$—
U.S. Treasury Obligations	5,169,235	—	5,169,235	—

Total Investments	$29,660,467	$—	$29,660,467	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 52.7%
Agriculture — 0.5%
Reynolds American, Inc., Co. Gty., 4.45%, 06/12/25 (b)	Baa3/BBB	$180	$188,668

Airlines — 1.7%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 01/15/22 144A(c)	NR/BBB-	317	327,690
American Airlines 2017-1 Class AA Pass Through Trust, 3.65%, 08/15/30	Aa3/NR	200	201,000
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 144A(c)	A3/BBB	147	154,172

			682,862

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., Co. Gty., 3.70%, 02/01/24	A3/A-	145	149,244
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36 (b)	A3/A-	115	120,384
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46 (b)	A3/A-	138	147,675

			417,303

Chemicals — 1.0%
Axalta Coating Systems, LLC, Co. Gty., 4.875%, 08/15/24 144A(b)	B1/BB-	215	217,688
Solvay Finance America, LLC, Co. Gty., 3.40%, 12/03/20 144A(b)	Baa2/BBB-	200	204,163

			421,851

Diversified Financial Services — 18.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Co. Gty., 3.50%, 05/26/22 (b)	Ba1/BBB-	150	149,709
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa1/BBB+	210	217,035
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/BBB+	320	356,546
Bank of America Corp., Sub. Notes, 4.45%, 03/03/26	Baa3/BBB	118	120,427
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A-	267	275,670
Citigroup, Inc., Sr. Unsec. Notes, 2.361%, 09/01/23 (b)(d)	Baa1/BBB+	425	432,160
Citigroup, Inc., Sr. Unsec. Notes, 3.887%, 01/10/28 (b)(d)	Baa1/BBB+	200	199,866
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	365	375,254
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	174	186,520
GE Capital International Funding Co., Co. Gty., 2.342%, 11/15/20	A1/AA-	215	215,566
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/A+	75	83,204
General Electric Co., Jr. Sub. Notes, 5.00%, 01/21/21 (b)(d)(e)	A3/A	437	454,480
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	A3/BBB+	91	91,638
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 3.50%, 11/16/26 (b)	A3/BBB+	182	176,611
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.789%, 10/28/27 (b)(d)	A3/BBB+	250	254,370
HSBC Capital Funding LP/Jersey Channel Islands, Ltd., Co. Gty., 10.176%, 12/29/49 144A(b)(d)(e)	Baa1/BBB-	325	482,625
ING Bank NV, Sub. Notes, 4.125%, 11/21/23 (b)(d)	Baa2/BBB+	350	355,302
Intesa Sanpaolo SpA., Co. Gty, 3.875%, 01/15/19	Baa1/BBB-	200	204,414
Intesa Sanpaolo SpA., Sub. Notes, 5.71%, 01/15/26 144A	Ba1/BB	225	213,282
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 12/29/49 (b)(d)(e)	Baa3/BBB-	387	398,610
JPMorgan Chase & Co., Sr. Unsec. Notes, 2.70%, 05/18/23 (b)	A3/A-	260	253,630
Liberty Property LP, Sr. Unsec. Notes, REIT, 3.25%, 10/01/26 (b)	Baa1/BBB	310	296,782
Morgan Stanley, Sr. Unsec. Notes, 5.50%, 07/24/20	A3/BBB+	425	464,228
Morgan Stanley, Sr. Unsec. Notes, 4.30%, 01/27/45	A3/BBB+	40	39,079
Nasdaq Inc., Sr. Unsec. Notes, 3.85%, 06/30/26 (b)	Baa3/BBB	238	237,079

See accompanying Notes to the Quarterly Portfolio of Investments.

1

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — (Continued)
Santander UK Group Holdings PLC, Sr. Unsec. Notes, 2.875%, 10/16/20	Baa1/BBB	$130	$129,856
Synchrony Financial, Sr. Unsec. Notes, 2.60%, 01/15/19 (b)	NR/BBB-	164	164,905
Toronto-Dominion Bank (The), Sr. Unsec. Notes, 2.125%, 04/07/21	Aa1/AA-	400	394,300
Trinity Acquisition PLC, Co. Gty., 4.40%, 03/15/26 (b)	Baa3/BBB	43	43,631
Westpac Banking Corp., Sub. Notes, 4.322%, 11/23/31 (b)(d)	A3/BBB+	183	182,552

			7,449,331

Energy — 3.6%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(d)	NR/BBB+	300	309,195
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A(b)	B3/B+	189	195,615
Concho Resources, Inc., Co. Gty., 4.375%, 01/15/25 (b)	Ba2/BB+	137	140,082
Consumers Energy Co., 3.25%, 08/15/46 (b)	A1/A	111	98,139
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.75%, 09/15/44 (b)	Baa2/BBB	118	105,184
McDermott International, Inc., Sec. Notes, 8.00%, 05/01/21 144A(b)	B2/BB	100	102,500
Petrobras Global Finance BV, Co. Gty., 7.375%, 01/17/27	B2/B+	100	103,820
Petroleos Mexicanos, Co. Gty., 6.50%, 03/13/27 144A	Baa3/BBB+	80	82,276
Sunoco LP/Sunoco Finance Corp., Co. Gty., 6.25%, 04/15/21 (b)	B1/B+	154	157,898
Tesoro Corp., Co. Gty., 4.75%, 12/15/23 144A(b)	Ba2/BB+	53	54,458
Williams Partners LP, Sr. Unsec. Notes, 4.30%, 03/04/24 (b)	Baa3/BBB-	80	82,396
Williams Partners LP, Sr. Unsec. Notes, 4.00%, 09/15/25 (b)	Baa3/BBB-	35	35,224

			1,466,787

Food — 2.2%
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec. Notes, 5.75%, 06/15/25 144A(b)	Ba2/BB	105	107,782
Kraft Heinz Foods Co., Co. Gty., 5.20%, 07/15/45 (b)	Baa3/BBB-	45	47,269
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26 (b)	Baa1/BBB+	26	26,370
Mondelez International Holdings Netherlands BV, Co. Gty., 2.00%, 10/28/21 144A(b)	A3/BBB	346	332,809
Smithfield Foods, Inc., Co. Gty., 4.25%, 02/01/27 144A(b)	Ba2/BBB-	183	185,075
Sysco Corp., Co. Gty., 2.60%, 10/01/20 (b)	A3/BBB+	175	176,376

			875,681

Healthcare — 0.8%
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45 (b)	Baa3/BBB	30	29,585
MEDNAX, Inc., Co. Gty., 5.25%, 12/01/23 144A(b)	Ba2/BBB-	42	43,365
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45	A3/A	140	149,213
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty, 3.15%, 10/01/26	Baa2/BBB	68	61,646
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty, 4.10%, 10/01/46	Baa2/BBB	33	27,846

			311,655

Household & Personal Products — 0.3%
Newell Brands, Inc., Sr. Unsec. Notes, 4.20%, 04/01/26 (b)	Baa3/BBB-	107	110,837

Industrial — 3.2%
ERAC USA Finance LLC, Co. Gty., 4.50%, 02/15/45 144A(b)	Baa1/BBB+	215	206,319
ERAC USA Finance, LLC, Co. Gty., 3.80%, 11/01/25 144A(b)	Baa1/BBB+	200	201,268
Heathrow Funding Ltd., Sr. Sec. Notes, 4.875%, 07/15/23 144A	NR/A-	100	107,005

See accompanying Notes to the Quarterly Portfolio of Investments.

2

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
Norfolk Southern Corp., Sr. Unsec. Notes, 4.65%, 01/15/46 (b)	Baa1/BBB+	$200	$214,626
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.375%, 02/01/22 144A(b)	Baa2/BBB	201	203,092
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.40%, 11/15/26 144A(b)	Baa2/BBB	141	135,103
Sydney Airport Finance Co. Pty Ltd., Sr. Sec. Notes, 3.375%, 04/30/25 144A(b)	Baa2/BBB	70	67,977
United Technologies Corp., Sr. Unsec. Notes, 1.50%, 11/01/19	A3/A-	139	138,060

			1,273,450

Insurance — 5.4%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/57 (b)(d)	Baa1/BBB	325	371,312
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	151,762
American International Group, Inc., Jr. Sub. Notes, 8.175%, 05/15/58 (b)(d)	Baa2/BBB-	325	416,000
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/15/37 144A(b)(d)	Baa3/BB+	208	201,240
Principal Financial Group, Inc., Co. Gty., 3.10%, 11/15/26 (b)	Baa1/BBB+	195	187,780
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44 (b)(d)	Baa2/BBB+	400	403,500
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	145	177,463
Travelers Cos., Inc. (The), Jr. Sub. Notes, 6.25%, 03/15/37 (b)(d)	A3/NR	244	242,780

			2,151,837

Media — 3.1%
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/26 144A(b)	B1/BB+	94	99,611
Charter Communications Operating, LLC / Charter Communications Operating Capital., Sr. Sec. Notes, 4.464%, 07/23/22 (b)	Ba1/BBB-	220	230,018
Comcast Corp., Co. Gty., 3.30%, 02/01/27 (b)	A3/A-	203	200,259
Numericable-SFR SAS, Sr. Sec. Notes, 6.25%, 05/15/24 144A(b)	B1/B+	250	251,562
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24 144A(b)	B1/B+	425	446,250

			1,227,700

Mining — 1.6%
BHP Billiton Finance USA Ltd., Co. Gty., 6.75%, 10/19/75 144A(b)(d)	Baa2/BBB+	200	226,800
Teck Resources Ltd., Co. Gty., 5.20%, 03/01/42 (b)	B1/BB	296	275,280
Vale Overseas Ltd., Co. Gty., 6.25%, 08/10/26	Ba3/BBB-	150	161,250

			663,330

Pipe Lines Ex Natural Gas — 3.1%
Columbia Pipeline Group, Inc., Co. Gty, 4.50%, 06/01/25 (b)	Baa2/A-	70	73,887
Enbridge, Inc., Sr. Unsec. Notes, 4.25%, 12/01/26 (b)	Baa2/BBB+	90	92,617
Enbridge, Inc., Sr. Unsec. Notes, 5.50%, 12/01/46 (b)	Baa2/BBB+	136	147,004
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(d)	Baa2/BBB-	211	219,413
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BB	175	190,015
Kinder Morgan Energy Partners LP, Co. Gty., 9.00%, 02/01/19	Baa3/BBB-	130	146,933
Regency Energy Partners LP/Regency Energy Finance Corp., Co. Gty., 6.50%, 07/15/21 (b)	Baa3/BBB-	370	381,691

See accompanying Notes to the Quarterly Portfolio of Investments.

3

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Pipe Lines Ex Natural Gas — (Continued)
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Co. Gty., 5.25%, 01/15/25 (b)	Ba3/BB+	$13	$13,552

			1,265,112

Technology — 0.5%
Microsoft Corp., Sr. Unsec. Notes, 3.95%, 08/08/56 (b)	Aaa/AAA	203	186,325

Telecommunications — 3.5%
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35 (b)	Baa1/BBB+	300	282,043
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46 (b)	Baa1/BBB+	70	63,939
Bharti Airtel International Netherlands BV, Co. Gty., 5.35%, 05/20/24 144A	Baa3/BBB-	360	377,669
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	B1/BB-	325	346,320
Frontier Communications Corp., Sr. Unsec. Notes, 11.00%, 09/15/25 (b)	B1/BB-	22	22,248
Verizon Communications, Inc., Sr. Unsec. Notes, 2.709%, 09/14/18 (d)	Baa1/BBB+	195	199,403
Verizon Communications, Inc., Sr. Unsec. Notes, 5.012%, 08/21/54	Baa1/BBB+	60	56,657
Verizon Communications, Inc., Sr. Unsec. Notes, 4.672%, 03/15/55	Baa1/BBB+	72	64,476

			1,412,755

Utilities — 2.6%
Black Hills Corp., Sr. Unsec. Notes, 4.25%, 11/30/23 (b)	Baa2/BBB	100	105,136
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26 (b)	Baa2/BBB	193	197,164
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	182,056
Electricite de France SA, Jr. Sub. Notes, 5.25%, 12/29/49 144A(b)(d)(e)	Baa3/BB	208	198,380
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26 (b)	Baa2/BBB-	91	89,018
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46 (b)	Baa1/A-	98	91,301
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	173,445

			1,036,500

TOTAL CORPORATE BONDS AND NOTES (Cost $20,786,705)			21,141,984

ASSET BACKED SECURITIES — 13.6%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.70%, 07/08/20 (b)	NR/AAA	175	175,331
BCC Funding XIII, LLC, Series 2016-1, Class A2, 2.20%, 12/20/21 144A(b)	Aa2/NR	100	99,509
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class B, 4.187%, 07/27/26 144A(b)(c)(d)	A1/NR	500	499,910
Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, 02/18/20 (b)	Aaa/AAA	715	716,894
CPS Auto Receivables Trust, Series 2015-B, Class A, 1.65%, 11/15/19 144A(b)	NR/AA-	69	69,210
CPS Auto Receivables Trust, Series 2015-C, Class B, 2.55%, 02/18/20 144A(b)	NR/AA	175	175,812
CPS Auto Trust, Series 2016-D, Class B, 2.11%, 03/15/21 144A(b)	NR/AA	281	278,784
Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.37%, 11/16/20 144A(b)	Aa1/AA	121	120,822
DT Auto Owner Trust, Series 2016-1A, Class B, 2.79%, 05/15/20 144A(b)	NR/AA	250	251,315
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/20 144A(b)	NR/AA	161	161,990
Kubota Credit Owner Trust, Series 2016-1A, Class A3, 1.50%, 07/15/20 144A(b)	Aaa/NR	100	99,030
MVW Owner Trust, Series 2016-1A, Class A, 2.25%, 12/20/33 144A(b)	NR/A+	183	179,675
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 2.121%, 09/27/21 144A(d)	Aaa/NR	309	308,038
North End CLO, Ltd., Series 2013-1A, Class B, 2.673%, 07/17/25 144A(b)(c)(d)	NR/AA	1,000	983,400
SMB Private Education Loan Trust, Series 2017-A, Class A2A, 2.88%, 09/15/34 144A(b)	Aaa/AAA	300	299,894

See accompanying Notes to the Quarterly Portfolio of Investments.

4

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
ASSET BACKED SECURITIES — (Continued)
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/42 144A(b)(c)	NR/A+	$295	$308,766
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A(b)	NR/A	257	244,169
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A(b)	NR/A	32	31,579
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 01/20/21 144A(b)	NR/AAA	122	121,120
VSE VOI Mortgage LLC, Series 2016-A, Class A, 2.54%, 07/20/33 144A(b)	NR/A+	317	313,152

TOTAL ASSET BACKED SECURITIES (Cost $5,475,402)			5,438,400

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.7%
BLCP Hotel Trust, Series 2014-CLRN, Class B, 2.118%, 08/15/29 144A(b)(d)	NR/AA-	305	303,443
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/10/35 144A(d)	Baa1/NR	350	344,577
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.288%, 12/10/49(b)(d)	NR/NR	67	66,346
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.684%, 01/25/48 144A(b)(d)	NR/NR	90	87,792
Latitude Management Real Estate Investors, Inc., Series 2016-CRE2, Class A, 2.476%, 11/24/31 144A(b)(d)	Aaa/NR	125	124,695
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.289%, 10/15/30 144A(d)	NR/A	540	541,982
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.757%, 04/15/32 144A(b)(c)(d)	Aaa/NR	142	141,693
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH2, 4.267%, 01/15/27 144A(c)(d)	NR/BB	450	435,943
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class WTS2, 4.017%, 02/15/27 144A(c)(d)	NR/BB	225	227,801

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,280,816)			2,274,272

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.9%
FHLMC Gold Pool TBA, 3.50%, 02/01/47	Aaa/AA+	780	796,652
FNMA Pool TBA, 2.50%, 02/01/32	Aaa/AA+	1,390	1,390,000
FNMA Pool TBA, 4.00%, 02/01/47	Aaa/AA+	1,170	1,227,403
FNMA Pool TBA, 3.00%, 02/01/47	Aaa/AA+	500	494,922
GNMA Pool TBA, 3.50%, 02/20/47	Aaa/AA+	1,240	1,284,950

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,196,397)			5,193,927

MUNICIPAL BONDS — 1.0%
State of California, Build America Bonds, GO, 7.55%, 04/01/39	Aa3/AA-	270	397,445

TOTAL MUNICIPAL BONDS (Cost $382,382)			397,445

U.S. TREASURY OBLIGATIONS — 12.4%
United States Treasury Inflation Indexed Bond, 0.75%, 02/15/45	Aaa/AA+	375	357,753
United States Treasury Note, 1.50%, 03/31/23	Aaa/AA+	99	95,241
United States Treasury Note, 1.50%, 08/15/26	Aaa/AA+	819	753,244
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	370	362,037
United States Treasury Note, 1.625%, 02/15/26	Aaa/AA+	588	549,650
United States Treasury Note, 1.625%, 05/15/26	Aaa/AA+	394	366,988
United States Treasury Note, 1.75%, 11/30/21	Aaa/AA+	300	298,055
United States Treasury Note, 2.00%, 02/15/25	Aaa/AA+	200	194,648
United States Treasury Note, 2.125%, 05/15/25	Aaa/AA+	372	364,618
United States Treasury Note, 2.25%, 11/15/24	Aaa/AA+	224	222,548

See accompanying Notes to the Quarterly Portfolio of Investments.

5

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
U.S. TREASURY OBLIGATIONS — (Continued)
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	$350	$356,357
United States Treasury Bond, 2.75%, 11/15/42	Aaa/AA+	445	421,394
United States Treasury Bond, 2.875%, 11/15/46	Aaa/AA+	350	337,914
United States Treasury Bond, 5.375%, 02/15/31	Aaa/AA+	215	286,446

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,991,066)			4,966,893

		Number of Shares

PREFERRED STOCK — 1.3%
Diversified Financial Services — 1.3%
CoBank ACB*	NR/BBB+	5,200	531,700
TOTAL PREFERRED STOCK (Cost $542,100)			531,700

REGISTERED INVESTMENT COMPANY — 14.4%
BlackRock Liquidity Funds Fedfund Portfolio, Institutional Shares, 0.47%(f)		5,781,537	5,781,537

TOTAL REGISTERED INVESTMENT COMPANY (Cost $5,781,537)			5,781,537

TOTAL INVESTMENTS - 114.0% (Cost $45,436,405)**			45,726,158
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.0)%			(5,599,733)

NET ASSETS - 100.0%			$40,126,425

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate Cost***	$45,436,405

Gross unrealized appreciation	$705,180
Gross unrealized depreciation	(415,427)

Net unrealized appreciation	$289,753

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Ratings for debt securities are unaudited. All ratings are as of January 31, 2017 and may have changed subsequently.
(b)	This security is callable.
(c)	Security is deemed illiquid at January 31, 2017.
(d)	Floating or variable rate security. Rate disclosed is as of January 31, 2017.
(e)	Security is perpetual. Date shown is next call date.
(f)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At January 31, 2017, these securities amounted to $12,551,948 or 31.3% of net assets. These securities have been determined by the Adviser to be liquid securities, unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

6

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

Legend
CLO	Collateralized Loan Obligation
Co. Gty.	Company Guaranty
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FREMF	Federal Home Loan Mortgage Corp. (Multi-Family)
GNMA	Government National Mortgage Association
GO	General Obligations
Jr.	Junior
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NR	Not Rated
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Sec.	Secured
Sr.	Senior
Sub.	Subordinated
TBA	To Be Announced
Unsec.	Unsecured

See accompanying Notes to the Quarterly Portfolio of Investments.

7

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Insight Investment Grade Bond Fund’s (the “Fund”), net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$21,141,984	$—	$21,141,984	$—
Asset Backed Securities	5,438,400	—	5,438,400	—
Commercial Mortgage-Backed Securities	2,274,272	—	2,274,272	—
Residential Mortgage-Backed Securities	5,193,927	—	5,193,927	—
Municipal Bonds	397,445	—	397,445	—
U.S. Treasury Obligations	4,966,893	—	4,966,893	—
Preferred Stock	531,700	531,700	—	—
Registered Investment Company	5,781,537	5,781,537	—	—

Total Investments	$45,726,158	$6,313,237	$39,412,921	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

LATEEF FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 100.1%
Communications — 4.0%
Nielsen Holdings PLC	137,476	$5,624,143

Consumer, Cyclical — 16.8%
Advance Auto Parts, Inc.	32,039	5,262,085
Delphi Automotive PLC	65,516	4,590,051
Dollar General Corp.	93,017	6,866,515
Newell Brands, Inc.	146,367	6,927,550

		23,646,201

Consumer, Non-cyclical — 23.3%
Allergan PLC (Ireland)*	23,737	5,195,792
Celgene Corp.*	73,290	8,512,634
Hologic, Inc.*	142,299	5,767,379
Quintiles IMS Holdings, Inc.*	109,917	8,627,385
Sabre Corp.	197,654	4,842,523

		32,945,713

Energy — 5.9%
Schlumberger Ltd.	98,702	8,262,344

Financial — 12.6%
Northern Trust Corp.	77,968	6,468,225
SVB Financial Group*	31,985	5,508,777
Willis Towers Watson PLC	46,403	5,806,407

		17,783,409

Industrial — 8.7%
Canadian Pacific Railway Ltd.	36,384	5,499,078
Danaher Corp.	81,644	6,851,565

		12,350,643

Technology — 28.8%
Alphabet, Inc., Class A*	12,555	10,297,485

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology — (Continued)
Autodesk, Inc.*	121,923	$9,917,217
Facebook, Inc., Class A*	77,638	10,117,784
Visa, Inc., Class A	125,537	10,383,165

		40,715,651

TOTAL COMMON STOCKS (Cost $ 124,372,065)		141,328,104

TOTAL INVESTMENTS - 100.1% (Cost $ 124,372,065)**.		141,328,104

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(178,026)

NET ASSETS - 100.0%		$141,150,078

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$124,372,065

Gross unrealized appreciation	$18,755,221
Gross unrealized depreciation	(1,799,182)

Net unrealized appreciation	$16,956,039

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$141,328,104	$141,328,104	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

3

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

4

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.5%
Consumer Discretionary — 23.0%
Best Buy Co., Inc.	15,721	$699,899
Ford Motor Co.	46,231	571,415
GameStop Corp., Class A	19,799	484,877
General Motors Co.	38,759	1,418,967
Kohl’s Corp.	13,947	555,509
McDonald’s Corp.	1,229	150,639

		3,881,306

Consumer Staples — 14.5%
Archer-Daniels-Midland Co.	16,315	722,102
Campbell Soup Co.	2,337	145,430
Clorox Co. (The)	1,184	142,080
General Mills, Inc.	2,464	153,951
Kellogg Co.	1,975	143,602
Kimberly-Clark Corp.	1,121	135,787
McCormick & Co., Inc.	1,580	150,969
Procter & Gamble Co. (The)	1,712	149,971
Sysco Corp.	3,043	159,636
Wal-Mart Stores, Inc.	8,208	547,802

		2,451,330

Energy — 4.3%
Transocean Ltd. (Switzerland)*	51,944	725,658

Financials — 36.7%
Assurant, Inc.	6,801	660,581
Fifth Third Bancorp	29,358	766,244
Hartford Financial Services Group, Inc. (The)	13,263	646,041
Marsh & McLennan Cos, Inc.	2,276	154,814
Navient Corp.	50,401	758,031
Principal Financial Group, Inc.	12,368	706,089
Prudential Financial, Inc.	8,151	856,752
Unum Group	35,986	1,634,844

		6,183,396

Health Care — 0.9%
Becton Dickinson and Co.	851	150,874

Industrials — 5.8%
3M Co.	854	149,296
Illinois Tool Works, Inc.	1,291	164,215
Northrop Grumman Corp.	706	161,730

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrials — (Continued)
Raytheon Co.	1,097	$158,144
Republic Services, Inc.	3,166	181,665
Waste Management, Inc.	2,378	165,271

		980,321

Information Technology — 5.1%
Corning, Inc.	26,404	699,442
Paychex, Inc.	2,590	156,151

		855,593

Real Estate — 0.7%
Public Storage REIT	586	125,990

Telecommunication Services — 8.5%
AT&T, Inc.	19,971	841,977
CenturyLink, Inc.	22,572	583,712

		1,425,689

TOTAL COMMON STOCKS (Cost $15,184,573)		16,780,157

TOTAL INVESTMENTS - 99.5% (Cost $15,184,573)**		16,780,157

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		79,233

NET ASSETS - 100.0%		$16,859,390

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$15,184,573

Gross unrealized appreciation	$1,901,716
Gross unrealized depreciation	(306,132)

Net unrealized appreciation	$1,595,584

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$16,780,157	$16,780,157	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 98.0%
Alaska — 0.1%
Matanuska-Susitna AK, Prerefunded 09/01/19 at 100, 6.00%, 09/01/28, (AGC Insured)	380,000	425,231

Arizona — 2.0%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,104,950

California — 1.1%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,413,650

Florida — 0.9%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	640,000	664,525
Tampa Bay Water, Series B, Prerefunded, ETM, 5.00%, 10/01/18	2,000,000	2,122,880

		2,787,405

Georgia — 0.7%
Metropolitan Atlanta Rapid Transit Authority, Series C, Callable 07/01/26 at 100, 5.00%, 07/01/29	1,620,000	1,923,345

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Georgia — (Continued)
Municipal Electric Authority Power Revenue, Series W, Unrefunded portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	260,000	272,315

		2,195,660

Guam — 0.7%
Territory Of Guam, Series A, Prerefunded 11/15/19 at 100, 6.75%, 11/15/29	1,775,000	2,033,813

Hawaii — 85.7%
Hawaii County GO, Anticipation Note, Series D, 1.73%, 06/28/17	8,000,000	8,002,240
Hawaii County GO, Series A, 5.25%, 07/15/17	500,000	510,270
Hawaii County GO, Series A, Prerefunded 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,772,571
Hawaii County GO, Series A, Prerefunded 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,664,315
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	573,665
Hawaii County GO, Series D, 5.00%, 09/01/24	1,450,000	1,738,652
Hawaii County GO, Series D, Callable 03/01/26 at 100, 5.00%, 09/01/28	1,000,000	1,196,510
Hawaii County GO, Series E, 5.00%, 09/01/24	1,000,000	1,199,070

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 01/01/31 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,120,000	3,202,243
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,705,000	3,867,538
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	442,412
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	2,700,000	3,007,341
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,010,000	1,130,816
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,867,850

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,040,000	2,282,597
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,487,270
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/21	1,000,000	1,122,460
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	549,765
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,502,262
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Company Subsidary, Callable 07/01/19 at 100, 6.50%, 07/01/39	600,000	654,474

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,496,724
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	586,900
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	11,000,000	12,269,290
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	808,480
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	896,088
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	110,752
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	980,000	986,703

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	140,000	140,958
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,042,800
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	2,390,000	2,508,807
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	710,000	744,847
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/28	2,985,000	3,131,504
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/23	75,000	78,728
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/28	75,000	78,728
Hawaii State GO, Series DQ, Prerefunded 06/01/19 at 100, 5.00%, 06/01/23	1,660,000	1,802,743
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,298,260
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/30	1,765,000	2,034,710

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	178,686
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	875,000	1,008,709
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/25	885,000	1,020,237
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/26	1,150,000	1,325,732
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	2,150,000	2,478,542
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,620,000	1,867,552
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/28	935,000	1,077,877
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/29	1,700,000	1,959,777
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/31	1,730,000	1,994,361

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/27	730,000	837,171
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/29	300,000	342,699
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/30	1,235,000	1,408,937
Hawaii State GO, Series DZ, Unrefunded portion, Callable 12/01/21 at 100, 5.00%, 12/01/31	1,070,000	1,219,115
Hawaii State GO, Series EA, 5.00%, 12/01/19	265,000	292,054
Hawaii State GO, Series EA, 5.00%, 12/01/21	2,000,000	2,308,640
Hawaii State GO, Series EE, 4.00%, 11/01/17	450,000	460,868
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/24	1,605,000	1,885,008
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/26	1,435,000	1,685,350
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/27	645,000	757,527

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EE, Prerefunded 11/01/22 at 100, 5.00%, 11/01/28	740,000	869,100
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/24	155,000	180,294
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,450,000	1,684,914
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/27	180,000	209,056
Hawaii State GO, Series EE, Unrefunded portion, Callable 11/01/22 at 100, 5.00%, 11/01/28	360,000	417,053
Hawaii State GO, Series EH, 5.00%, 08/01/23	455,000	538,051
Hawaii State GO, Series EH, 5.00%, 08/01/23	445,000	528,313
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,173,210
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,182,530
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,481,489
Hawaii State GO, Series EO, Prerefunded 08/01/24 at 100, 5.00%, 08/01/26	140,000	168,448

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EO, Unrefunded portion, Callable 08/01/24 at 100, 5.00%, 08/01/26	1,560,000	1,841,377
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,191,720
Hawaii State GO, Series ET, 4.00%, 10/01/22	1,000,000	1,118,460
Hawaii State GO, Series EW, 5.00%, 10/01/18	2,000,000	2,130,060
Hawaii State GO, Series EY, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,980,000	3,554,306
Hawaii State GO, Series EZ, 5.00%, 10/01/21	4,000,000	4,602,600
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	5,990,950
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	4,000,000	4,341,560
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/01/30	10,000,000	11,822,700
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	188,112
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	240,002
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,351,540
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/19	380,000	400,782

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21, (BAM Insured)	1,250,000	1,415,575
Hawaii State Highway Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,331,673
Hawaii State Highway Revenue, Series A, Prerefunded 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,291,707
Hawaii State Highway Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/28	875,000	1,051,724
Hawaii State Highway Revenue, Series B, Callable 07/01/26 at 100, 5.00%, 01/01/29	5,000,000	5,972,900
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	500,000	596,380
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	300,000	354,897

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,605,219
Honolulu City & County Board of Water Supply, System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,803,930
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,084,101
Honolulu City & County GO, Series A, Prerefunded 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,067,600
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,341,780
Honolulu City & County GO, Series A, Prerefunded 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,199,455
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	4,855,000	5,621,556
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	3,365,000	3,890,377

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,538,856
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,250,075
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,434,850
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,137,610
Honolulu City & County GO, Series A, Refunding, 5.00%, 04/01/18	4,790,000	5,007,131
Honolulu City & County GO, Series A, Refunding, 5.00%, 04/01/18	210,000	219,794
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/01/19	1,000,000	1,097,830
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,034,730
Honolulu City & County GO, Series B, Callable 11/01/22 at 100, 5.00%, 11/01/23	2,000,000	2,313,440
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,280,000	2,573,915

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/18	1,000,000	1,065,030
Honolulu City & County GO, Series B, Refunding, 5.00%, 12/01/18	1,000,000	1,070,930
Honolulu City & County GO, Series B, Refunding, 5.00%, 08/01/19	1,175,000	1,283,793
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/22	1,000,000	1,169,130
Honolulu City & County GO, Series B, Refunding, 5.00%, 10/01/25	2,300,000	2,785,093
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,380,280
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	3,500,000	4,126,745
Honolulu City & County GO, Series D, Prerefunded 09/01/19 at 100, 4.00%, 09/01/21	250,000	267,120
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Prerefunded 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,559,150

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,635,840
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, 5.00%, 07/01/20	250,000	279,785
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,608,550
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	2,000,000	2,378,800
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series B, Refunding, 4.00%, 07/01/19	1,000,000	1,065,110
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series B, Refunding, 4.00%, 07/01/21	1,520,000	1,672,714

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,039,480
Kauai County GO, Series A, Refunding, 5.00%, 08/01/19	250,000	272,115
Kauai County GO, Series A, Refunding, 5.00%, 08/01/22	315,000	365,183
Kauai County GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,321,599
Maui County GO, Refunding, 5.00%, 06/01/20	3,075,000	3,436,835
Maui County GO, Refunding, 5.00%, 06/01/21	1,500,000	1,715,100
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	354,213
Maui County GO, Series A, Prerefunded 07/01/17 at 100, 5.00%, 07/01/19	1,000,000	1,016,900
University of Hawaii Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,095,520
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,254,263
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	665,000	755,480

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,147,400
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,394,967
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	4,600,000	5,550,176
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/29	1,000,000	1,183,200

		264,594,418

Illinois — 1.3%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,142,660

Maine — 0.8%
Maine State GO, Series B, 5.00%, 06/01/24	2,000,000	2,390,460

Massachusetts — 0.9%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,751,300

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
New Jersey — 0.1%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	349,863

Ohio — 2.1%
Ohio State GO, Series A, 5.00%, 09/01/25	2,395,000	2,893,687
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,145,940
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue, Series B, 5.00%, 12/01/22	2,000,000	2,352,520

		6,392,147

Texas — 1.5%
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE)	2,630,000	2,215,065
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,392,760
Texas State Transportation Commission Mobility Fund GO, Callable 04/01/24 at 100, 5.00%, 10/01/27	1,000,000	1,166,520

		4,774,345

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Washington — 0.1%
Clark County School District No 117 Camas, Prerefunded 12/01/17 at 100, 5.00%, 12/01/25, (AGM Insured)	285,000	294,490
TOTAL MUNICIPAL BONDS (Cost $299,093,045)		302,650,392
	Shares

REGISTERED INVESTMENT COMPANY — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%(a)	1,135,788	1,135,788
TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,135,788)		1,135,788

TOTAL INVESTMENTS - 98.4% (Cost $300,228,833)*		303,786,180
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		5,028,282

NET ASSETS - 100.0%		$308,814,462

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$300,228,833

Gross unrealized appreciation	$7,399,954
Gross unrealized depreciation	(3,842,607)

Net unrealized appreciation	$3,557,347

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

Portfolio holdings are subject to change at any time.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BAM	Build America Mutual
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage
Association
GO	General Obligation
IBC	Insurance Bond Certificate
NATL-RE	National Reinsurance Corp.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 97.3%
Alaska — 0.7%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	529,210

Colorado — 0.7%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	535,830

Florida — 1.0%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	691,606

Georgia — 1.4%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,031,100

Hawaii — 79.4%
Hawaii County GO, Anticipation Note, Series D, 1.73%, 06/28/17	2,000,000	2,000,560
Hawaii County GO, Refunding, Series B, 4.00%, 09/01/19	1,185,000	1,266,149
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	126,803
Hawaii County GO, Refunding, Series B, 5.00%, 07/15/17, (AMBAC INSURED)	300,000	305,826

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, Callable 08/01/2023 at 100, 5.00%, 08/01/27	260,000	289,505
Hawaii State Airports System Revenue, Refunding AMT, 5.00%, 07/01/19	135,000	145,779
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,238,620
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	531,575
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/17	680,000	691,696
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/18	830,000	874,837
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/22	105,000	120,207
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 3.00%, 07/01/17	2,000,000	2,018,020

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/18	630,000	655,238
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	423,296
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 5.00%, 07/01/22	40,000	46,125
Hawaii State GO, Prerefunded Series DN, Callable 08/01/18 at 100, 5.13%, 08/01/24	275,000	291,530
Hawaii State GO, Prerefunded Series DQ, Callable 06/01/19 at 100, 5.00%, 06/01/24	75,000	81,449
Hawaii State GO, Refunding, Series EA, 5.00%, 12/01/18	500,000	535,465
Hawaii State GO, Refunding, Series EF, Callable 11/01/22 at 100, 5.00%, 11/01/24	960,000	1,116,663
Hawaii State GO, Series FG, 3.00%, 10/01/20	1,000,000	1,055,430

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Unrefunded Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/24	70,000	81,423
Hawaii State GO, Refunding, Series DT, 5.00%, 11/01/17	200,000	206,312
Hawaii State GO, Refunding, Series DT, 5.00%, 11/01/19	150,000	164,913
Hawaii State GO, Refunding, Series EA, 4.00%, 12/01/20	1,000,000	1,093,820
Hawaii State GO, Refunding, Series EA, Callable 12/01/21 at 100, 5.00%, 12/01/23	1,025,000	1,177,530
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	773,670
Hawaii State GO, Refunding, Series EL, 3.00%, 08/01/17	1,000,000	1,011,480
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/19	500,000	545,910
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/20	500,000	560,995
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/22	1,000,000	1,168,400
Hawaii State GO, Series DQ, 5.00%, 06/01/17	395,000	400,625

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DQ, 5.00%, 06/01/18	90,000	94,699
Hawaii State GO, Series DZ, Prerefunded, Callable 12/01/21 at 100, 5.00%, 12/01/30	500,000	576,405
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,040,000	1,161,899
Hawaii State GO, Series EE, Prerefunded, Callable 11/01/22 at 100, 5.00%, 11/01/24	430,000	505,018
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,173,210
Hawaii State GO, Series FG, 5.00%, 10/01/22	310,000	363,339
Hawaii State GO, Unrefunded Balance, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/20, (AMBAC INSURED)	1,880,000	1,892,859
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.50%, 07/01/22	25,000	27,102

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/24	10,000	11,026
Hawaii State Highway Revenue, Refunding, Series B, 4.00%, 01/01/18	750,000	771,322
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/18	995,000	1,023,288
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/20	545,000	602,579
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,132,460
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,094,610
Hawaii State Highway Revenue, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	530,135
Hawaii State Housing Finance & Development Corp., Refunding, Series A, 2.35%, 07/01/17, (GNMA/FNMA/FHLMC Insured)	525,000	527,278

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Housing Finance & Development Corp., Refunding, Series A, 2.70%, 07/01/18, (GNMA/FNMA/FHLMC Insured)	535,000	543,854
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 3.00%, 07/01/17	300,000	302,865
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/20	320,000	356,877
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/22	650,000	753,142
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/23	500,000	590,485
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/26	15,000	17,892
Honolulu City & County GO, Series A, 5.00%, 10/01/18	1,000,000	1,065,030

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,500,000	1,602,120
Honolulu City & County GO, Series A, 3.00%, 11/01/18	800,000	826,888
Honolulu City & County GO, Series A, 3.00%, 10/01/19	1,000,000	1,045,650
Honolulu City & County GO, Series A, Callable 08/01/21 at 100, 4.00%, 08/01/29	20,000	22,037
Honolulu City & County GO, Series A, Prerefunded, 5.00%, 04/01/18	175,000	182,933
Honolulu City & County GO, Series A, Prerefunded, 4.00%, 08/01/18	35,000	36,495
Honolulu City & County GO, Series A, Unrefunded, 5.00%, 04/01/18	25,000	26,166
Honolulu City & County GO, Series B, 5.00%, 11/01/20	535,000	603,967
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,100,070

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/19	1,000,000	1,088,780
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/20	1,000,000	1,119,140
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/21	1,000,000	1,142,860
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series B, 4.00%, 07/01/19	700,000	745,577
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Series B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	152,200

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, 3.00%, 07/01/18	90,000	92,516
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Callable 07/01/2022 at 100, 5.00%, 07/01/23	500,000	583,540
Honolulu City & County Wastewater System Revenue, 2nd Bond Resolution, Refunding, Series A, Callable 07/01/18 at 100, 5.00%, 07/01/20, (AGM Insured)	125,000	131,896
Honolulu City & County Wastewater System Revenue, Refunding, Junior Series A, 5.00%, 07/01/19	815,000	884,715
Honolulu City & County Wastewater System Revenue, Refunding, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	559,570

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Refunding, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	550,235
Honolulu City & County Wastewater System Revenue, Refunding, Senior Series B, 5.00%, 07/01/23	1,250,000	1,476,212
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,105,972
Honolulu City & County Wastewater System Revenue, Senior Series A, Callable 07/01/21 at 100, 5.25%, 07/01/36	20,000	23,125
Kauai County GO, Refunding, Series A, 2.25%, 08/01/17	150,000	151,161
Kauai County GO, Refunding, Series A, 3.00%, 08/01/20	295,000	309,700
Kauai County GO, Refunding, Series A, 3.00%, 08/01/18	250,000	257,360
Kauai County GO, Refunding, Series A, 4.00%, 08/01/19	75,000	79,802

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Series B, 5.00%, 06/01/18	250,000	263,255
Maui County GO, Refunding, 5.00%, 06/01/17	1,000,000	1,014,240
Maui County GO, Refunding, 5.00%, 06/01/18	300,000	315,906
Maui County GO, Refunding, 5.00%, 06/01/19	125,000	135,870
Maui County GO, Refunding, 5.00%, 09/01/19	70,000	76,619
Maui County GO, Refunding, 5.00%, 06/01/20	630,000	704,132
Maui County GO, Refunding, 5.00%, 06/01/21	200,000	228,680
Maui County GO, Refunding, 5.00%, 09/01/21	20,000	22,961
University of Hawaii Revenue, Refunding, Series A, 2.00%, 10/01/18	230,000	233,588
University of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/23	500,000	563,725

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	75,000	79,864

		56,656,752

Idaho — 1.5%
Madison County School District No 321 Rexburg GO, Refunding, Series A, 4.00%, 08/15/18, (ID SLSTAX GTY Insured)	1,000,000	1,044,750

Indiana — 1.3%
Indiana Finance Authority Revenue, Refunding Facilities, Callable 07/01/18 at 100, 5.00%, 07/01/20	865,000	912,099

Iowa — 0.6%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	450,325

Michigan — 0.1%
Michigan Municipal Bond Authority Revenue, Unrefunded Portion Clean Water Revolving, Callable 03/06/17 at 100, 5.00%, 10/01/18	70,000	70,247

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Missouri — 1.4%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	475,322
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP Insured)	500,000	528,535

		1,003,857

New York — 0.7%
New York City GO, Refunding, Series J, 5.00%, 08/01/18	470,000	497,819

Oklahoma — 1.8%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/17	500,000	508,285
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	526,790
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	224,842

		1,259,917

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — 2.7%
Bexar County GO, Edgewood Independent School District, Refunding, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	495,594
Carrollton City Improvement Revenue GO, 3.00%, 08/15/23	870,000	921,939
University of Texas System (The), Refunding, Series A, 5.00%, 08/15/17	500,000	511,235

		1,928,768

Washington — 1.7%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,181,730

Wisconsin — 2.3%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	445,108
Wisconsin State GO, Refunding, Series 3, 5.00%, 11/01/22	1,000,000	1,170,300

		1,615,408

TOTAL MUNICIPAL BONDS (Cost $69,014,420)		69,409,418

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.47%(b)	596,060	596,060

TOTAL REGISTERED INVESTMENT COMPANY (Cost $596,060)		596,060

TOTAL INVESTMENTS - 98.1% (Cost $69,610,480)*		70,005,478
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		1,337,122

NET ASSETS - 100.0%		$71,342,600

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$69,610,480

Gross unrealized appreciation	$557,246
Gross unrealized depreciation	(162,248)

Net unrealized appreciation	$394,998

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

Portfolio holdings are subject to change at any time.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond
Assurance Corp.
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage
Corp.
FNMA	Federal National Mortgage
Association
GNMA	Government National Mortgage
Association
GO	General Obligation
ID SLSTAX GTY	Idaho Sales Tax Guaranty
MAC	Municipal Assurance Corp
NATL-RE	National Reinsurance Corp.
PSF-GTD	Permanent School Fund
Guaranteed
ST AID DIR DEP	State Aid Direct Deposit

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – the inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

The fair value of a Fund’s bonds is generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2017, in valuing each Fund’s investments carried at fair value:

			Level 2
			Other	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Funds	01/31/17	Price	Inputs	Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$302,650,392	$—	$302,650,392	$—
Registered Investment Company	1,135,788	1,135,788	—	—

Total	$303,786,180	$1,135,788	$302,650,392	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$69,409,418	$—	$69,409,418	$—
Registered Investment Company	596,060	596,060	—	—

Total	$70,005,478	$596,060	$69,409,418	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

POLEN GROWTH FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.4%
Apparel Stores — 4.8%
TJX Cos., Inc. (The)	827,516	$61,997,499

Biotechnology — 10.3%
Celgene Corp.*	599,931	69,681,986
Regeneron Pharmaceuticals, Inc.*	176,986	63,589,300

		133,271,286

Business Services — 6.0%
Automatic Data Processing, Inc.	769,322	77,693,829

Credit Services — 9.8%
Mastercard, Inc., Class A	249,707	26,551,345
Visa, Inc., Class A	1,198,592	99,135,544

		125,686,889

Discount Stores — 3.1%
Dollar General Corp.	540,644	39,910,340

Footwear & Accessories — 5.8%
NIKE, Inc., Class B	1,414,617	74,833,239

Information Technology Services — 8.4%
Accenture PLC, Class A	548,774	62,488,895
Gartner, Inc.*	454,698	45,178,793

		107,667,688

Internet Content & Information — 17.9%
Alphabet, Inc., Class A*	71,428	58,584,531
Alphabet, Inc., Class C*	105,690	84,212,735
Facebook, Inc., Class A*	668,982	87,181,734

		229,979,000

Leisure — 4.7%
Priceline Group, Inc. (The)*	38,221	60,203,044

Medical Devices — 2.7%
Align Technology, Inc.*	381,747	35,002,383

	Number of Shares	Value

COMMON STOCKS — (Continued)
Packaged Foods — 4.0%
Nestle SA, SP ADR*	711,954	$52,129,272

Restaurants — 5.6%
Starbucks Corp.	1,294,990	71,509,348

Software Application — 4.9%
Adobe Systems, Inc.*	555,106	62,937,918

Software Infrastructure — 4.6%
Oracle Corp.	1,468,624	58,906,509

Specialty Retail — 3.8%
O’Reilly Automotive, Inc.*	186,409	48,889,489

TOTAL COMMON STOCKS (Cost $1,050,496,367)		1,240,617,733

TOTAL INVESTMENTS - 96.4% (Cost $1,050,496,367)**		1,240,617,733
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%		46,583,458

NET ASSETS - 100.0%		$1,287,201,191

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$1,050,496,367

Gross unrealized appreciation	$201,504,550
Gross unrealized depreciation	(11,383,184)

Net unrealized appreciation	$190,121,366

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC           Public Limited Corporation

SP ADR    Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 90.9%
Australia — 2.4%
CSL, Ltd.	4,700	$400,674

Cayman Islands — 6.9%
Alibaba Group Holding, Ltd., SP ADR*	4,322	437,862
Tencent Holdings, Ltd.	26,300	687,624

		1,125,486

Denmark — 1.2%
Novo Nordisk A/S, SP ADR	5,301	191,737

France — 2.7%
Essilor International SA	3,733	437,944

Hong Kong — 3.3%
AIA Group, Ltd.	86,000	532,456

Ireland — 3.8%
Accenture PLC, Class A	5,534	630,157

Israel — 2.9%
Check Point Software Technologies, Ltd.*	4,752	469,355

Switzerland — 6.6%
Nestle SA, Registered Shares	10,103	740,192
SGS SA, Registered Shares	159	337,364

		1,077,556

United Kingdom — 2.3%
Reckitt Benckiser Group PLC	4,326	371,196

United States — 58.8%
Adobe Systems, Inc.*	5,578	632,434
Align Technology, Inc.*	5,295	485,498
Alphabet, Inc., Class C*	1,328	1,057,892
Apple, Inc.	3,156	382,981
Automatic Data Processing, Inc.	5,621	567,665
Celgene Corp.*	2,509	291,420

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — (Continued)
Facebook, Inc., Class A*	5,214	$679,488
Fastenal Co.	8,386	416,616
Mastercard, Inc., Class A	5,668	602,678
NIKE, Inc., Class B	13,352	706,321
O’Reilly Automotive, Inc.*	2,729	715,735
Priceline Group, Inc. (The)*	307	483,565
Regeneron Pharmaceuticals, Inc.*	1,212	435,459
Starbucks Corp.	12,148	670,813
TJX Cos, Inc. (The)	7,356	551,111
Visa, Inc., Class A	10,816	894,591

		9,574,267

TOTAL COMMON STOCKS (Cost $13,505,830)		14,810,828

TOTAL INVESTMENTS - 90.9% (Cost $13,505,830)**		14,810,828
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.1%		1,480,386

NET ASSETS - 100.0%		$16,291,214

See accompanying Notes to the Quarterly Portfolio of Investments.

2

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$13,505,830

Gross unrealized appreciation	$1,620,389
Gross unrealized depreciation	(315,391)

Net unrealized appreciation	$1,304,998

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 91.3%
Australia — 3.4%
CSL, Ltd.	600	$51,150

Cayman Islands — 8.5%
Alibaba Group Holding, Ltd., SP ADR*	500	50,655
Tencent Holdings, Ltd.	3,000	78,436

		129,091

China — 3.0%
Baidu, Inc., SP ADR*	265	46,394

Denmark — 6.2%
Chr. Hansen Holding A/S	785	47,919
Coloplast A/S, Class B	643	46,106

		94,025

France — 5.8%
Dassault Systemes SE	757	58,602
Essilor International SA	258	30,268

		88,870

Germany — 7.8%
adidas AG	275	43,397
SAP SE	830	75,904

		119,301

Ireland — 12.6%
Accenture PLC, Class A	620	70,599
Experian PLC	3,000	57,937
ICON PLC*	770	64,726

		193,262

Israel — 3.3%
Check Point Software Technologies, Ltd.*	515	50,867

Mexico — 1.9%
Wal-Mart de Mexico SAB de CV	16,200	28,666

	Number of Shares	Value

COMMON STOCKS — (Continued)
Netherlands — 3.8%
RELX NV	3,450	$58,273

Spain — 5.6%
Amadeus IT Group SA	950	43,948
Industria De Diseno Textil SA	1,278	42,271

		86,219

Switzerland — 9.5%
Actelion, Ltd., Registered Shares	100	26,109
Nestle SA, Registered Shares	1,006	73,704
SGS SA, Registered Shares	21	44,557

		144,370

United Kingdom — 19.9%
Bunzl PLC	1,700	44,813
Compass Group PLC	3,200	56,951
Reckitt Benckiser Group PLC	867	74,394
Sage Group PLC (The)	7,200	55,686
Unilever PLC	1,800	72,911

		304,755

TOTAL COMMON STOCKS (Cost $1,347,007)		1,395,243

TOTAL INVESTMENTS - 91.3% (Cost $1,347,007)**		1,395,243
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.7%		133,180

NET ASSETS - 100.0%		$1,528,423

See accompanying Notes to the Quarterly Portfolio of Investments.

4

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$1,347,007

Gross unrealized appreciation	$58,184
Gross unrealized depreciation	(9,948)

Net unrealized appreciation	$48,236

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

5

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund and Polen International Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of each Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the NYSE are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the NYSE (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which

6

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the time of valuation, as provided by an independent pricing service approved by the Board of Trustees.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Polen Global Growth Fund and Polen International Growth Fund each calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Polen Global Growth Fund and Polen International Growth Fund each fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$1,240,617,733	$1,240,617,733	$—	$—

7

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

Funds	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Global Growth Fund
Australia	$400,674	$—	$400,674	$—
Cayman Islands	1,125,486	437,862	687,624	—
Denmark	191,737	191,737	—	—
France	437,944	—	437,944	—
Hong Kong	532,456	—	532,456	—
Ireland	630,157	630,157	—	—
Israel	469,355	469,355	—	—
Switzerland	1,077,556	—	1,077,556	—
United Kingdom	371,196	—	371,196	—
United States	9,574,267	9,574,267	—	—

Total	$14,810,828	$11,303,378	$3,507,450	$—

Funds	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Australia	$51,150	$—	$51,150	$—
Cayman Islands	129,091	50,655	78,436	—
China	46,394	46,394	—	—
Denmark	94,025	—	94,025	—
France	88,870	—	88,870	—
Germany	119,301	—	119,301	—
Ireland	193,262	135,325	57,937	—
Israel	50,867	50,867	—	—
Mexico	28,666	28,666	—	—
Netherlands	58,273	—	58,273	—
Spain	86,219	—	86,219	—
Switzerland	144,370	—	144,370	—
United Kingdom	304,755	—	304,755	—

Total	$1,395,243	$311,907	$1,083,336	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

8

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 88.2%
Consumer Discretionary — 18.2%
American Public Education, Inc.*	33,425	$812,228
Carrols Restaurant Group, Inc.*	184,300	2,644,705
Fiesta Restaurant Group, Inc.*	30,745	808,594
Fogo De Chao, Inc.*	129,585	1,788,273
Gildan Activewear, Inc. (Canada)	61,850	1,618,614
Jamba, Inc.*	105,713	961,988
Stoneridge, Inc.*	125,717	2,063,016
Visteon Corp.*	31,360	2,808,915

		13,506,333
Consumer Staples — 3.1%
SpartanNash Co.	60,425	2,287,690

Energy — 0.7%
Golar LNG, Ltd. (Bermuda)	21,315	551,206

Financials — 25.0%
Charter Financial Corp.	90,461	1,554,120
INTL FCstone, Inc.*	61,986	2,286,044
KKR & Co. LP	196,620	3,413,323
Northrim Bancorp, Inc.	26,200	740,150
Oceanfirst Financial Corp.	41,560	1,180,720
Old National Bancorp	42,560	755,440
Oppenheimer Holdings, Inc., Class A	86,434	1,478,021
Raymond James Financial, Inc.	32,600	2,442,718
Seacoast Banking Corp. Of Florida*	1,636	35,632
State Bank Financial Corp.	49,600	1,311,424
Suffolk Bancorp	13,920	576,566

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
Synovus Financial Corp.	37,014	$1,542,744
Valley National Bancorp	57,059	690,985
Willis Towers Watson PLC (Ireland)	4,003	500,895

		18,508,782

Health Care — 10.9%
Alere, Inc.*(a)	45,300	1,676,100
Allergan PLC (Ireland)*	13,327	2,917,147
Universal Health Services, Inc., Class B	11,750	1,323,402
Valeant Pharmaceuticals International, Inc. (Canada)*	42,210	581,654
Zimmer Holdings, Inc.	12,980	1,535,923

		8,034,226

Industrials — 3.6%
Air Transport Services Group, Inc.*	110,900	1,788,817
Caesarstone Ltd. (Israel)*	12,800	388,480
Triumph Group, Inc.	18,235	487,786

		2,665,083

Information Technology — 13.4%
Avid Technology, Inc.*	88,500	473,475
CA, Inc.	43,232	1,351,865
Everi Holdings, Inc.*	350,271	1,033,300
Mentor Graphics Corp.	96,790	3,572,519
Quantum Corp.*	1,303,078	1,159,739
Quinstreet, Inc.*	295,112	1,032,892
VASCO Data Security International, Inc.*	83,530	1,269,656

		9,893,446

Materials — 9.8%
Celanese Corp., Class A	13,970	1,179,068

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Pope Resources LP	10,600	$716,560
Real Industry, Inc.*	196,389	1,060,501
Tronox Ltd., Class A (Australia)	343,475	4,300,307

		7,256,436

Utilities — 3.5%
National Fuel Gas Co.	46,265	2,597,780
TOTAL COMMON STOCKS (Cost $45,446,647)		65,300,982

Value

TOTAL INVESTMENTS - 88.2% (Cost $45,446,647)**	$65,300,982
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.8%	8,744,099

NET ASSETS - 100.0%	$74,045,081

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$45,446,647

Gross unrealized appreciation	$23,639,508
Gross unrealized depreciation	(3,785,173)

Net unrealized appreciation	$19,854,335

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	The Fund’s portfolio manager is a member of the company’s board of directors and is subject to limited discretionary trading in company securities during periods proximate to earnings announcements (“Restricted Periods”). The security was subject to the Restricted Period from December 16, 2016 through the third business day following the company’s public release of its earnings. The value of the security was $1,676,100 at January 31, 2017, which represents 2.3% of the Fund’s net assets.

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Common Stocks*	$65,300,982	$65,300,982	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

QUALITY DIVIDEND FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.3%
Aerospace & Defense — 4.1%
Boeing Co. (The)	16,992	$2,776,833

Beverages — 3.5%
Coca-Cola Co. (The)	56,852	2,363,338

Chemicals — 4.0%
Dow Chemical Co. (The)	45,343	2,703,803

Commercial Banks — 8.1%
JPMorgan Chase & Co.	32,257	2,729,910
Wells Fargo & Co.	48,375	2,724,964

		5,454,874

Communications Equipment — 3.5%
Cisco Systems, Inc.	77,630	2,384,794

Containers & Packaging — 4.2%
International Paper Co.	49,975	2,828,585

Diversified Telecommunication Services — 7.2%
AT&T, Inc.	59,873	2,524,246
Verizon Communications, Inc.	46,839	2,295,579

		4,819,825

Electric Utilities — 10.7%
Duke Energy Corp.	30,593	2,402,774
General Electric Co.	80,960	2,404,512
Southern Co. (The)	48,068	2,376,001

		7,183,287

Hotels, Restaurants & Leisure — 3.7%
McDonald’s Corp.	20,412	2,501,899

Household Products — 7.1%
Kimberly-Clark Corp.	19,410	2,351,133
Procter & Gamble Co. (The)	27,966	2,449,822

		4,800,955

	Number of Shares	Value

COMMON STOCKS — (Continued)
Multiline Retail — 3.1%
Target Corp.	32,734	$2,110,688

Oil, Gas & Consumable Fuels — 7.3%
Buckeye Partners L.P.†	35,055	2,443,684
Spectra Energy Corp.	58,545	2,438,399

		4,882,083

Pharmaceuticals — 13.1%
AbbVie, Inc.	37,375	2,283,986
Johnson & Johnson	20,494	2,320,946
Pfizer, Inc.	70,181	2,226,843
Teva Pharmaceutical Industries Ltd. ADR (Israel)	59,961	2,004,496

		8,836,271

REITs — 10.3%
Digital Realty Trust, Inc.	24,718	2,660,398
Omega Healthcare Investors, Inc.	67,251	2,156,739
Welltower, Inc.	31,802	2,108,473

		6,925,610

Software — 3.9%
Microsoft Corp.	40,081	2,591,237

Tobacco — 3.5%
Philip Morris International, Inc.	24,488	2,354,031

TOTAL COMMON STOCKS (Cost $57,216,748)		65,518,113

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 1.4%
SPDR S&P Dividend ETF	10,770	$928,159

TOTAL EXCHANGE TRADED FUND (Cost $857,996)		928,159

TOTAL INVESTMENTS - 98.7% (Cost $58,074,744)*		66,446,272

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		893,858

NET ASSETS - 100.0%		$67,340,130

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$58,074,744

Gross unrealized appreciation	$8,871,486
Gross unrealized depreciation	(499,958)

Net unrealized appreciation	$8,371,528

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

ADR	American Depository Receipt
L.P.	Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt
†	Master Limited Partnership

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$66,446,272	$66,446,272	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.5%
Australia — 3.9%
BHP Billiton, Ltd.	82,050	$1,664,645

Belgium — 3.0%
KBC Group NV	19,695	1,279,141

Brazil — 2.4%
Banco Bradesco SA, ADR	100,550	1,038,682

Canada — 2.7%
Alimentation Couche-Tard, Inc., Class B	25,350	1,161,278

China — 5.5%
NetEase, Inc., ADR	4,500	1,142,550
Tencent Holdings Ltd.	45,700	1,194,844

		2,337,394

France — 8.7%
BNP Paribas SA	18,200	1,164,294
Thales SA	13,200	1,238,361
TOTAL SA	25,570	1,293,726

		3,696,381

Germany — 2.0%
Hannover Rueck SE	7,610	838,242

Hong Kong — 3.4%
AIA Group Ltd.	236,700	1,465,493

Indonesia — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	515,400	452,569
Telekomunikasi Indonesia Persero Tbk PT, SP ADR	14,500	426,590

		879,159

Ireland — 2.9%
CRH PLC	35,415	1,228,401

	Number of Shares	Value

COMMON STOCKS — (Continued)
Israel — 3.4%
Nice Ltd., SP ADR	20,480	$1,437,286

Japan — 22.0%
CyberAgent, Inc.	43,300	1,072,918
Daikin Industries Ltd.	6,700	665,059
Daito Trust Construction Co., Ltd.	4,400	615,117
ITOCHU Corp.	108,600	1,496,063
Komatsu Ltd.	43,500	1,030,020
Mitsubishi UFJ Financial Group, Inc.	186,600	1,194,897
Murata Manufacturing Co., Ltd.	6,800	915,854
ORIX Corp.	73,200	1,104,386
Start Today Co., Ltd.	66,500	1,252,561

		9,346,875

Luxembourg — 3.3%
ArcelorMittal*	179,485	1,399,550

Netherlands — 2.1%
Koninklijke Ahold Delhaize NV	1	16
Unilever NV	22,020	895,113

		895,129

Poland — 2.4%
KGHM Polska Miedz SA	33,171	1,028,830

Singapore — 3.0%
DBS Group Holdings Ltd.	95,100	1,285,750

Sweden — 2.5%
SKF AB, Class B	52,100	1,048,347

Switzerland — 8.0%
Givaudan SA	650	1,171,846
Glencore PLC*	219,376	908,590

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Switzerland — (Continued)
Nestle SA, SP ADR	18,250	$1,336,265

		3,416,701

Taiwan — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	37,400	1,156,034

Thailand — 3.2%
Bangkok Bank PCL	261,000	1,345,707

United Kingdom — 9.3%
ASOS PLC*	16,940	1,125,351
BP PLC	249,650	1,491,049
Intertek Group PLC	31,050	1,329,152

		3,945,552

TOTAL COMMON STOCKS (COST $34,100,158)		41,894,577

TOTAL INVESTMENTS - 98.5% (COST $34,100,158)**		41,894,577
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		658,246

NET ASSETS - 100.0%		$42,552,823

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost***	$34,100,158

Gross unrealized appreciation	$7,971,153
Gross unrealized depreciation	(176,734)

Net unrealized appreciation	$7,794,419

***	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

ADR	American Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Shelton International Select Equity Fund, (formerly WHV International Equity Fund’s), (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Shelton Capital Management (“Shelton” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

3

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks:
Australia	$1,664,645	$—	$1,664,645	$—
Belgium	1,279,141	—	1,279,141	—
Brazil	1,038,682	1,038,682	—	—
Canada	1,161,278	1,161,278	—	—
China	2,337,394	1,142,550	1,194,844	—
France	3,696,381	—	3,696,381	—
Germany	838,242	—	838,242	—
Hong Kong	1,465,493	—	1,465,493	—
Indonesia	879,159	426,590	452,569	—
Ireland	1,228,401	—	1,228,401	—
Israel	1,437,286	1,437,286	—	—
Japan	9,346,875	—	9,346,875	—
Luxembourg	1,399,550	—	1,399,550	—

4

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks: (Continued)
Netherlands	$895,129	$895,113	$16	$—
Poland	1,028,830	—	1,028,830	—
Singapore	1,285,750	—	1,285,750	—
Sweden	1,048,347	—	1,048,347	—
Switzerland	3,416,701	1,336,265	2,080,436	—
Taiwan	1,156,034	1,156,034	—	—
Thailand	1,345,707	—	1,345,707	—
United Kingdom	3,945,552	—	3,945,552	—

Total Investments	$41,894,577	$8,593,798	$33,300,779	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

 For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

5

SHELTON INTERNATIONAL SELECT EQUITY FUND

(formerly WHV International Equity Fund)

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Portfolio of Investments

January 31, 2017

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 88.8%
Commercial Services — 6.1%
Herc Rentals, Inc. 7.50%, 06/01/2022 (a)	$2,000,000	$2,160,000

Computers — 10.5%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 7.13%, 06/15/2024 (a)	1,250,000	1,368,599
Western Digital Corp. 10.50%, 04/01/2024 (a)	2,000,000	2,355,000

		3,723,599

Diversified Financial Services — 6.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.75%, 02/01/2024	1,250,000	1,245,625
Jefferies Finance, LLC 7.50%, 04/15/2021 (a)	1,000,000	1,007,500

		2,253,125

Food — 7.3%
Post Holdings, Inc. 7.75%, 03/15/2024 (a)	1,000,000	1,106,880
SUPERVALU, Inc. 7.75%, 11/15/2022	1,500,000	1,458,750

		2,565,630

Healthcare-Products — 3.9%
Kinetic Concepts, Inc. / KCI USA, Inc. 12.50%, 11/01/2021 (a)	1,250,000	1,393,750

Healthcare-Services — 5.1%
CHS/Community Health Systems, Inc. 6.88%, 02/01/2022	1,000,000	727,500
Tenet Healthcare Corp. 7.50%, 01/01/2022 (a)	1,000,000	1,072,500

		1,800,000

Holding Companies-Diversified — 3.5%
Argos Merger Sub, Inc. 7.13%, 03/15/2023 (a)	1,250,000	1,228,125

Machinery-Construction & Mining — 2.8%
BlueLine Rental Finance Corp. 7.00%, 02/01/2019 (a)	1,000,000	987,500

Media — 3.7%
WideOpenwest Finance, LLC / WideOpenwest Capital Corp. 10.25%, 07/15/2019	1,250,000	1,317,975

Metal-Fabricate/Hardware — 3.6%
Novelis Corp. 6.25%, 08/15/2024 (a)	1,200,000	1,263,000

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Oil & Gas Services — 4.5%
Transocean, Inc. (Cayman Islands) 9.00%, 07/15/2023	$1,500,000	$1,593,750

Retail — 0.4%
Neiman Marcus Group Ltd., LLC 8.00%, 10/15/2021 (a)	250,000	154,375

Software — 8.1%
First Data Corp. 7.00%, 12/01/2023 (a)	1,250,000	1,325,625
Inception Merger Sub, Inc. / Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a)	1,500,000	1,556,250

		2,881,875

Telecommunications — 22.9%
Altice Luxembourg SA 7.63%, 02/15/2025 (a)	1,500,000	1,586,250
CenturyLink, Inc. 7.50%, 04/01/2024	1,000,000	1,058,750
Frontier Communications Corp., Sr. Unsec. Notes 11.00%, 09/15/2025	1,500,000	1,516,875
Intelsat Jackson Holdings SA (Luxembourg) 8.00%, 02/15/2024 (a)	1,250,000	1,296,875
Sprint Corp. 7.63%, 02/15/2025	1,500,000	1,607,812
Wind Acquisition Finance SA (Luxembourg) 7.38%, 04/23/2021 (a)	1,000,000	1,039,900

		8,106,462

TOTAL CORPORATE BONDS AND NOTES (Cost $29,987,305)		31,429,166

	Contracts

OPTIONS PURCHASED — 0.4%
Put Options — 0.4%
iShares iBoxx $ High Yield Corporation Bond ETF Expires 02/17/2017 Strike Price $86	840	22,680
iShares iBoxx $ High Yield Corporation Bond ETF Expires 03/17/2017 Strike Price $86	500	38,500
SPDR S&P 500 ETF Trust Expires 02/17/2017 Strike Price $226	200	25,800

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

	Contracts	Value

OPTIONS PURCHASED — (Continued)
Put Options — (Continued)
SPDR S&P 500 ETF Trust Expires 03/17/2017 Strike Price $226	150	$44,850

TOTAL OPTIONS PURCHASED (Cost $216,591)		131,830

	Number of Shares

REGISTERED INVESTMENT COMPANY — 2.6%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.47%(b)	910,328	910,328
TOTAL REGISTERED INVESTMENT COMPANY (Cost $910,328)		910,328

EXCHANGE TRADED FUNDS — 5.7%
SPDR Bloomberg Barclays High Yield Bond Fund	54,600	2,015,286
TOTAL EXCHANGE TRADED FUNDS (Cost $1,981,429)		2,015,286
TOTAL INVESTMENTS - 97.5% (Cost $33,095,653)*		34,486,610

	Contracts

OPTIONS WRITTEN — (0.1)%
Put Options — (0.1)%
iShares iBoxx $ High Yield Corporation Bond ETF Expires 03/17/2017 Strike Price $82	(500)	(8,000)
SPDR S&P 500 ETF Trust Expires 02/17/2017 Strike Price $215	(200)	(4,400)
SPDR S&P 500 ETF Trust Expires 03/17/2017 Strike Price $215	(150)	(14,700)
TOTAL OPTIONS WRITTEN (Premium received $49,398)		(27,100)
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		909,472

NET ASSETS - 100.0%		$35,368,982

*	The cost and unrealized appreciation and unrealized depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$33,095,653

Gross unrealized appreciation	$1,701,364
Gross unrealized depreciation	(310,407)

Net unrealized appreciation	$1,390,957

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2017, these securities amounted to $20,902,129 or 59.1% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2017.

SPDR   Standard & Poor’s Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Shelton Tactical Credit Fund, (formerly WHV/Acuity Tactical Credit Long/Short Fund’s) (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Corporate Bonds and Notes	$31,429,166	$—	$31,429,166	$—
Purchased Options on Equity Contracts	131,830	131,830	—	—
Registered Investment Company	910,328	910,328	—	—
Exchange Traded Funds	2,015,286	2,015,286	—	—

Total Assets	$34,486,610	$3,057,444	$31,429,166	$—

Liabilities:
Written Options on Equity Contracts	(27,100)	(27,100)	—	—

Total Liabilities	$(27,100)	$(27,100)	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

4

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2017

(Unaudited)

Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Options Purchased — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against the values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge the values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter (“OTC”) options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of January 31, 2017, all of the Fund’s written options are exchange-traded options.

The Fund had transactions in written options for the period ended January 31, 2017 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2016	350	$ 16,785
Put Options Written	2,400	103,087
Put Options Expired	(1,900)	(70,474)
Outstanding, January 31, 2017	850	$ 49,398

As of January 31, 2017, the Fund has options written valued at ($27,100).

For the period ended January 31, 2017, the Fund’s average quarterly volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)
$91,868	$(18,881)

5

SHELTON TACTICAL CREDIT FUND

(formerly WHV/Acuity Tactical Credit Long/Short Fund)

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

Payment-In-Kind Securities — The Fund may invest in payment-in-kind securities (“PIK”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates, interest rates, and associated risks as the original bonds. For the period ended January 31, 2017, there were no in-kind payments received by the Fund with respect to PIK securities.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

January 31, 2017

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.9%
Consumer Discretionary — 36.8%
Best Buy Co., Inc.	526,524	$23,440,849
Coach, Inc.	406,818	15,194,652
GameStop Corp., Class A	537,592	13,165,628
Gannett Co., Inc.	1,026,127	9,871,342
Gap, Inc. (The)	664,722	15,308,548
Garmin Ltd. (Switzerland)	400,041	19,317,980
Kohl’s Corp.	365,547	14,559,737
L Brands, Inc.	196,941	11,857,818
Macy’s, Inc.	399,540	11,802,412
Mattel, Inc.	490,826	12,864,549
Staples, Inc.	1,438,622	13,235,322
Tupperware Brands Corp.	276,099	16,665,336

		177,284,173

Energy — 14.2%
Chevron Corp.	164,577	18,325,649
Exxon Mobil Corp.	190,526	15,983,226
HollyFrontier Corp.	624,289	18,085,652
PBF Energy, Inc., Class A	696,692	16,156,288

		68,550,815

Health Care — 10.3%
AbbVie, Inc.	271,140	16,569,365
Merck & Co., Inc.	286,373	17,752,262
Pfizer, Inc.	487,803	15,477,989

		49,799,616

Industrials — 12.1%
Boeing Co. (The)	123,974	20,259,831
Caterpillar, Inc.	213,230	20,397,582
Pitney Bowes, Inc.	752,068	11,972,923
RR Donnelley & Sons Co.	326,610	5,601,362

		58,231,698

Information Technology — 20.6%
CA, Inc.	527,751	16,502,774

	Number of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — (Continued)
Cisco Systems, Inc.	572,539	$17,588,398
Intel Corp.	501,220	18,454,920
International Business Machines Corp.	106,149	18,525,123
Western Digital Corp.	349,917	27,898,882

		98,970,097

Telecommunication Services — 5.9%
CenturyLink, Inc.	527,054	13,629,616
Verizon Communications, Inc.	303,826	14,890,512

		28,520,128

TOTAL COMMON STOCKS (Cost $466,733,643)		481,356,527

TOTAL INVESTMENTS - 99.9% (Cost $466,733,643)*		481,356,527
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		401,899

NET ASSETS - 100.0%		$481,758,426

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost**	$466,733,643

Gross unrealized appreciation	$41,470,844
Gross unrealized depreciation	(26,847,960)

Net unrealized appreciation	$14,622,884

**	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2017

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SkyBridge Dividend Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2017

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$481,356,527	$481,356,527	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	3/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date	3/27/2017

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date	3/27/2017

*	Print the name and title of each signing officer under his or her signature.